UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:        800-677-3863

Date of fiscal period end:       August 31

Date of reporting period:        August 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

First American Funds.

2015 ANNUAL REPORT

First American Funds, Inc.

August 31, 2015

Money Market Funds

Government Obligations Fund Prime Obligations Fund Tax Free Obligations Fund Treasury Obligations Fund U.S. Treasury Money Market Fund

Message to Shareholders

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2015.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, FirstAmericanFunds.com, we provide quarterly performance fact sheets on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.3863.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Leonard W. Kedrowski	Eric J. Thole
Chairperson of the Board	President
First American Funds, Inc.	First American Funds, Inc.

FIRST AMERICAN FUNDS      2015 ANNUAL REPORT     1

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semi-annually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are presented by type (certificates of deposit, government agency debt, etc.) and, for Tax Free Obligations Fund, by state. This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments as presented in the Schedule of Investments comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, and net investment income ratios. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size.

2      FIRST AMERICAN FUNDS      2015 ANNUAL REPORT

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS      2015 ANNUAL REPORT      3

Holdings Summaries

      Government Obligations Fund

Portfolio Allocation as of August 31, 2015[1] (% of net assets)
Government Agency Debt	53.9%
Treasury Repurchase Agreements	36.0
Government Agency Repurchase Agreements	11.1
Other Assets and Liabilities, Net[2]	(1.0)
100.0%

      Prime Obligations Fund

Portfolio Allocation as of August 31, 2015[1] (% of net assets)
Certificates of Deposit	39.8%
Asset Backed Commercial Paper	12.9
Treasury Repurchase Agreements	12.6
Financial Company Commercial Paper	12.3
Other Notes	9.1
Government Agency Repurchase Agreements	5.0
Other Repurchase Agreements	4.1
Other Commercial Paper	1.7
Investment Company	1.0
Treasury Debt	1.0
Government Agency Debt	0.4
Variable Rate Demand Notes	0.1
100.0%

      Tax Free Obligations Fund

Portfolio Allocation as of August 31, 2015[1,3] (% of net assets)
Municipal Debt	97.3%
Investment Company	1.8
Other Assets and Liabilities, Net[2]	0.9
100.0%

Treasury Obligations Fund

Portfolio Allocation as of August 31, 2015[1] (% of net assets)
Treasury Repurchase Agreements	72.0%
Treasury Debt	27.9
Other Assets and Liabilities, Net[2]	0.1
100.0%

U.S. Treasury Money Market Fund

Portfolio Allocation as of August 31, 2015[1] (% of net assets)
Treasury Debt	102.0%
Other Assets and Liabilities, Net[2]	(2.0)
100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.
[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
[3]	See note 4 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

4      FIRST AMERICAN FUNDS      2015 ANNUAL REPORT

Expense Examples

Expense Example

As a shareholder of one or more of the funds you incur ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from March 1, 2015 to August 31, 2015.

Actual Expenses

For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FIRST AMERICAN FUNDS      2015 ANNUAL REPORT    5

Expense Examples

Government Obligations Fund
	Beginning Account Value (3/01/15)	Ending Account Value (8/31/15)	Expenses Paid During Period[1] (3/01/15 to 8/31/15)

Class A Actual[2]	$1,000.00	$1,000.03	$0.60
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61
Class D Actual[2]	$1,000.00	$1,000.03	$0.60
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61
Class Y Actual[2]	$1,000.00	$1,000.03	$0.60
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61
Class Z Actual[2]	$1,000.00	$1,000.03	$0.60
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61
Institutional Investor Class Actual[2]	$1,000.00	$1,000.03	$0.60
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.12%, 0.12%, 0.12%,0.12%, and 0.12% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2015 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

Prime Obligations Fund
	Beginning Account Value (3/01/15)	Ending Account Value (8/31/15)	Expenses Paid During Period[3] (3/01/15 to 8/31/15)

Class A Actual[4]	$1,000.00	$1,000.08	$1.06
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07
Class D Actual[4]	$1,000.00	$1,000.08	$1.06
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07
Class I Actual[4]	$1,000.00	$1,000.08	$1.06
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07
Class Y Actual[4]	$1,000.00	$1,000.08	$1.06
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07
Class Z Actual[4]	$1,000.00	$1,000.14	$1.01
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
Institutional Investor Class Actual[4]	$1,000.00	$1,000.08	$1.06
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.21%, 0.21%, 0.21%,0.21%, 0.20%, and 0.21% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended August 31, 2015 of 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, and0.01% for Class A, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

6     FIRST AMERICAN FUNDS          2015 ANNUAL REPORT

Tax Free Obligations Fund
	Beginning Account Value (3/01/15)	Ending Account Value (8/31/15)	Expenses Paid During Period[1] (3/01/15 to 8/31/15)

Class A Actual[2]	$1,000.00	$1,000.00	$0.35
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36
Class D Actual[2]	$1,000.00	$1,000.00	$0.35
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36
Class Y Actual[2]	$1,000.00	$1,000.00	$0.35
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36
Class Z Actual[2]	$1,000.00	$1,000.00	$0.35
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36
Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$0.35
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.07%, 0.07%, 0.07%,0.07%, and 0.07% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2015 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

Treasury Obligations Fund
	Beginning Account Value (3/01/15)	Ending Account Value (8/31/15)	Expenses Paid During Period[3] (3/01/15 to 8/31/15)

Class A Actual[4]	$1,000.00	$1,000.00	$0.50
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51
Class D Actual[4]	$1,000.00	$1,000.00	$0.50
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51
Class Y Actual[4]	$1,000.00	$1,000.00	$0.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51
Class Z Actual[4]	$1,000.00	$1,000.00	$0.50
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51
Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.50
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51
Reserve Class Actual[4]	$1,000.00	$1,000.00	$0.50
Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.51

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.10%, 0.10%, 0.10%,0.10%, 0.10%, and 0.10% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended August 31, 2015 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

FIRST AMERICAN FUNDS     2015 ANNUAL REPORT     7

Expense Examples

U.S. Treasury Money Market Fund
	Beginning Account Value (3/01/15)	Ending Account Value (8/31/15)	Expenses Paid During Period[1] (3/01/15 to 8/31/15)

Class A Actual[2]	$1,000.00	$1,000.00	$0.30
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31
Class D Actual[2]	$1,000.00	$1,000.00	$0.30
Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31
Class Y Actual[2]	$1,000.00	$1,000.00	$0.30
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31
Class Z Actual[2]	$1,000.00	$1,000.00	$0.30
Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31
Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$0.30
Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.90	$0.31

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.06%, 0.06%, 0.06%,0.06%, and 0.06% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2015 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

8     FIRST AMERICAN FUNDS     2015 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

of First American Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of First American Funds, Inc. (comprised of the Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund) (the Funds), as of August 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at August 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
October 22, 2015

FIRST AMERICAN FUNDS     2015 ANNUAL REPORT     9

Schedule of Investments      August 31, 2015, all dollars are rounded to thousands (000)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
Government Agency Debt - 53.9%
Federal Farm Credit Bank
0.186%, 09/11/2015 Δ	$80,000	$80,001
0.225%, 09/22/2015 Δ	16,000	16,001
0.146%, 10/05/2015 Δ	75,000	74,999
0.172%, 11/09/2015 Δ	50,000	50,002
0.250%, 12/02/2015	113,900	113,905
0.200%, 12/07/2015	50,000	50,002
0.340%, 12/30/2015	15,000	15,006
0.500%, 01/04/2016	50,000	50,039
0.260%, 02/18/2016 €	30,000	29,963
0.280%, 02/26/2016	92,700	92,727
0.204%, 03/01/2016 Δ	27,500	27,504
0.148%, 03/15/2016 Δ	25,000	25,001
0.151%, 04/06/2016 Δ	50,000	49,996
0.142%, 04/08/2016 Δ	50,000	49,999
0.295%, 04/19/2016 Δ	52,700	52,740
0.390%, 05/09/2016	20,000	20,000
0.163%, 05/13/2016 Δ	240,000	239,996
0.375%, 05/25/2016	21,000	21,009
0.182%, 06/21/2016 Δ	150,000	149,989
0.190%, 07/22/2016 Δ	100,000	100,000
0.176%, 09/06/2016 Δ	200,000	200,016
0.297%, 11/21/2016 Δ	30,000	30,047
0.168%, 12/01/2016 Δ	50,000	50,007
Federal Home Loan Bank
0.174%, 09/08/2015 Δ	150,000	150,001
0.170%, 09/09/2015 €	45,000	44,998
2.875%, 09/11/2015	2,000	2,001
0.163%, 09/17/2015 Δ	100,000	100,000
0.178%, 09/17/2015 Δ	150,000	149,999
0.075%, 09/18/2015 €	15,761	15,760
0.200%, 09/18/2015	30,000	30,001
0.170%, 09/25/2015	25,000	25,000
0.200%, 09/25/2015	25,000	25,000
0.163%, 09/28/2015 Δ	100,000	99,999
0.190%, 09/29/2015	75,000	75,004
0.150%, 10/02/2015 €	63,000	62,992
0.170%, 10/02/2015	50,000	49,999
0.158%, 10/07/2015 €	88,000	87,986
0.156%, 10/09/2015 €	157,500	157,474
0.160%, 10/09/2015	100,000	99,998
0.160%, 10/13/2015	100,000	99,997
0.159%, 10/14/2015 Δ	200,000	199,998
0.230%, 10/15/2015	50,000	49,999
0.150%, 10/16/2015 €	104,000	103,981
0.150%, 10/19/2015	50,000	49,996
0.170%, 10/20/2015	150,000	149,993
0.145%, 10/21/2015 €	67,000	66,987
0.160%, 10/21/2015 Δ	50,000	50,000
0.130%, 11/09/2015	50,000	49,997
0.155%, 11/12/2015 €	56,000	55,983
0.171%, 11/13/2015 €	129,667	129,622
0.150%, 11/17/2015	75,000	74,998
0.190%, 11/19/2015	50,000	49,996

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.110%, 11/20/2015	$50,000	$49,997
0.153%, 11/20/2015 Δ	50,000	49,998
0.150%, 11/23/2015	130,000	129,993
0.220%, 11/23/2015	40,410	40,412
0.153%, 11/27/2015 €	25,000	24,991
0.200%, 12/01/2015	60,000	60,000
0.154%, 12/02/2015 €	50,000	49,980
0.160%, 12/04/2015	75,000	74,996
0.146%, 12/07/2015 Δ	50,000	49,998
0.160%, 12/11/2015	50,000	49,996
5.000%, 12/11/2015	1,000	1,013
0.150%, 12/15/2015	31,500	31,497
0.160%, 12/15/2015	200,000	199,987
0.142%, 01/08/2016 Δ	50,000	49,999
0.250%, 01/12/2016	50,000	50,006
0.160%, 01/13/2016	100,000	99,985
0.320%, 01/13/2016	50,000	49,997
0.160%, 01/15/2016	50,000	49,996
0.178%, 01/20/2016 Δ	100,000	100,000
0.180%, 01/20/2016 €	75,000	74,947
0.160%, 01/22/2016	71,500	71,489
0.179%, 01/25/2016 Δ	50,000	50,000
0.210%, 01/27/2016 €	100,000	99,914
0.210%, 02/08/2016	75,000	74,990
0.270%, 02/12/2016 €	50,000	49,939
0.420%, 02/12/2016	25,000	25,020
0.276%, 02/17/2016 €	147,400	147,210
4.875%, 03/11/2016	13,600	13,927
0.340%, 03/14/2016	50,000	49,994
1.125%, 03/15/2016	500	502
0.400%, 03/18/2016	100,000	100,000
0.450%, 03/18/2016	18,580	18,599
0.400%, 04/01/2016	50,000	50,000
0.310%, 04/15/2016	50,000	50,000
0.400%, 05/27/2016	25,000	25,000
0.400%, 05/27/2016	35,000	35,000
0.400%, 06/17/2016	50,000	50,000
0.141%, 06/24/2016 Δ	200,000	199,989
0.142%, 06/29/2016 Δ	150,000	150,000
0.440%, 07/08/2016	25,000	25,000
0.159%, 08/25/2016 Δ	100,000	100,000
0.168%, 08/26/2016 Δ	50,000	50,000
0.212%, 08/26/2016 Δ	220,000	219,995
0.450%, 08/29/2016	50,000	50,000
0.510%, 09/09/2016	25,000	25,000
0.149%, 10/17/2016 Δ	235,000	234,978
0.175%, 10/27/2016 Δ	200,000	199,964
0.147%, 01/09/2017 Δ	50,000	49,997
0.148%, 01/17/2017 Δ	50,000	49,989
0.162%, 01/30/2017 Δ	50,000	49,989
0.164%, 02/14/2017 Δ	175,000	175,000
0.174%, 02/14/2017 Δ	200,000	199,954
0.000%, 02/28/2017 Δ«	100,000	99,996
0.190%, 03/02/2017 Δ«	50,000	50,000

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Federal Home Loan Mortgage Corporation
0.450%, 09/04/2015	$28,908	$28,909
1.750%, 09/10/2015	36,207	36,221
0.167%, 09/11/2015 €	150,000	149,993
0.420%, 09/18/2015	25,000	25,003
0.150%, 09/25/2015 €	50,000	49,995
0.500%, 09/25/2015	35,450	35,458
0.160%, 11/03/2015 €	85,000	84,976
0.160%, 11/04/2015 €	15,000	14,996
0.130%, 11/06/2015 €	65,000	64,985
0.090%, 11/10/2015 €	50,000	49,991
0.135%, 11/13/2015 €	20,275	20,269
4.750%, 11/17/2015	22,302	22,514
0.150%, 01/04/2016 €	49,433	49,407
0.230%, 01/20/2016 €	75,000	74,932
0.258%, 02/05/2016 €	150,000	149,832
0.271%, 02/12/2016 €	284,650	284,300
0.160%, 02/18/2016 Δ	150,000	149,989
0.270%, 02/22/2016 €	41,716	41,662
0.400%, 03/15/2016	75,000	75,051
0.500%, 05/13/2016	67,974	68,052
0.178%, 06/15/2016 Δ	75,000	74,991
0.197%, 07/21/2016 Δ	50,000	49,995
0.163%, 09/02/2016 Δ «	50,000	50,000
0.199%, 11/14/2016 Δ	110,000	110,010
Federal National Mortgage Association
0.180%, 09/01/2015 €	50,000	50,000
0.155%, 09/02/2015 €	24,613	24,613
0.500%, 09/28/2015	75,000	75,019
0.095%, 10/01/2015 €	67,854	67,849
4.375%, 10/15/2015	25,967	26,097
0.192%, 10/21/2015 Δ	275,000	275,011
1.625%, 10/26/2015	43,920	44,015
0.130%, 11/04/2015 €	20,000	19,995
0.150%, 12/02/2015 €	100,000	99,962
0.155%, 12/14/2015 €	100,000	99,955
0.375%, 12/21/2015	89,670	89,713
0.250%, 02/10/2016 €	81,136	81,045
0.295%, 02/17/2016 €	114,000	113,842
2.000%, 02/25/2016	5,000	5,042
2.250%, 03/15/2016	50,000	50,531
0.218%, 08/16/2016 Δ	9,500	9,504
Total Government Agency Debt (Cost $10,919,655)		10,919,655

Government Agency Repurchase Agreements - 11.1%
BNP Paribas Securities Corp.
0.130%, dated 08/31/2015, matures 09/01/2015, repurchase price $350,001 (collateralized by various government agency obligations: Total market value $357,000)	350,000	350,000

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Goldman Sachs & Company
0.100%, dated 08/31/2015, matures 09/01/2015, repurchase price $700,002 (collateralized by various government agency obligations: Total market value $714,000)	$700,000	$700,000
HSBC Securities (USA) Inc.
0.110%, dated 08/31/2015, matures 09/01/2015, repurchase price $150,000 (collateralized by various government agency obligations: Total market value $153,004)	150,000	150,000
ING Financial Markets LLC
0.120%, dated 08/31/2015, matures 09/01/2015, repurchase price $150,001 (collateralized by various government agency obligations: Total market value $154,000)	150,000	150,000

Merrill Lynch, Pierce, Fenner & Smith Inc.
0.110%, dated 08/31/2015, matures 09/01/2015, repurchase price $350,001 (collateralized by various government agency obligations: Total market value $357,001)	350,000	350,000
RBC Capital Markets
0.100%, dated 08/31/2015, matures 09/01/2015, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Societe Generale/NY
0.140%, dated 08/31/2015, matures 09/01/2015, repurchase price $450,002 (collateralized by various government agency obligations: Total market value $459,000)	450,000	450,000
Total Government Agency Repurchase Agreements (Cost $2,250,000)		2,250,000

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	11

Schedule of Investments      August 31, 2015, all dollars are rounded to thousands (000)

Government Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Treasury Repurchase Agreements - 36.0%
Bank of Nova Scotia/NY
0.130%, dated 08/31/2015, matures 09/01/2015, repurchase price $559,251 (collateralized by U.S. Treasury obligations: Total market value $570,384)	$559,249	$559,249
Credit Agricole Corporate & Investment Bank
0.120%, dated 08/31/2015, matures 09/01/2015, repurchase price $1,258,313 (collateralized by U.S. Treasury obligations: Total market value $1,283,364)	1,258,309	1,258,309
Federal Reserve Bank of New York
0.050%, dated 08/31/2015, matures 09/01/2015, repurchase price $5,225,007 (collateralized by U.S. Treasury obligations: Total market value $5,225,007)	5,225,000	5,225,000
Societe Generale/NY
0.130%, dated 08/31/2015, matures 09/01/2015, repurchase price $250,001 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
Total Treasury Repurchase Agreements (Cost $7,292,558)		7,292,558
Total Investments ▲ – 101.0% (Cost $20,462,213)		20,462,213
Other Assets and Liabilities, Net - (1.0)%		(197,037)
Total Net Assets – 100.0%		$20,265,176

Government Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable rate security – The rate shown is the rate in effect as of August 31, 2015.

€	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

«	Security purchased on a when-issued basis. On August 31, 2015, the total cost of investments purchased on a when-issued basis was $199,996 or 1.0% of total net assets.

▲	On August 31, 2015, the cost of investments for federal income tax purposes was $20,462,213. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 39.8%
Banco del Estado de Chile/NY
0.300%, 09/03/2015	$35,000	$35,000
0.250%, 09/09/2015	55,000	55,000
0.250%, 09/15/2015	25,000	25,000
0.312%, 12/10/2015 Δ	10,000	10,000
0.390%, 12/23/2015	40,000	40,000
0.400%, 01/04/2016	40,000	40,000
0.408%, 02/29/2016 Δ	30,000	30,000
Bank of Montreal/Chicago
0.340%, 12/09/2015	15,000	14,998
0.330%, 12/11/2015	25,000	25,000
0.340%, 12/14/2015	25,000	25,000
0.360%, 01/15/2016 Δ	75,000	75,000
0.365%, 01/22/2016 Δ	35,000	35,000
Bank of Nova Scotia/Houston
0.280%, 09/04/2015	30,000	30,000
0.380%, 12/03/2015	25,000	25,000
0.380%, 12/04/2015	30,000	30,000
0.400%, 12/11/2015	25,000	25,000
0.331%, 01/06/2016 Δ	50,000	50,000
0.348%, 01/15/2016 Δ	25,000	25,000
0.400%, 02/05/2016	25,000	25,000
0.501%, 05/09/2016 Δ	22,700	22,706
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
0.120%, 09/03/2015	85,000	85,000
0.120%, 09/04/2015	100,000	100,000
BNP Paribas/Chicago
0.130%, 09/03/2015	125,000	125,000
Canadian Imperial Bank of Commerce/NY
0.130%, 09/01/2015	200,000	200,000
0.130%, 09/04/2015	100,000	100,000
0.420%, 10/16/2015 Δ	53,000	53,000
0.365%, 02/05/2016 Δ	40,000	40,000
Chase Bank USA
0.340%, 12/23/2015 Δ	25,000	25,000
Credit Agricole CIB/NY
0.160%, 09/02/2015	300,000	300,000
Credit Suisse/NY
0.230%, 09/10/2015	50,000	50,000
0.300%, 10/01/2015	25,000	25,000
0.300%, 10/01/2015	25,000	25,000
0.400%, 12/01/2015	50,000	50,000
0.372%, 01/04/2016 Δ	50,000	50,000
DZ Bank/NY
0.210%, 09/08/2015	25,000	25,000
0.240%, 09/10/2015	70,000	70,000
0.330%, 09/18/2015	40,000	40,001
0.310%, 10/06/2015	68,000	68,006

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
HSBC Bank USA
0.250%, 09/24/2015	$50,000	$50,000
0.270%, 10/13/2015 Δ	25,000	25,000
0.340%, 11/03/2015	25,000	25,000
0.340%, 11/16/2015	25,000	25,000
0.360%, 11/24/2015	25,000	25,000
0.359%, 01/25/2016 Δ	50,000	50,000
0.358%, 02/01/2016 Δ	25,000	25,000
Mitsubishi UFJ Trust & Banking Corp/NY
0.270%, 09/14/2015	30,000	30,000
0.300%, 10/14/2015	40,000	40,000
0.270%, 10/27/2015	50,000	50,000
0.320%, 11/02/2015	50,000	50,000
0.310%, 11/16/2015	40,000	39,999
Nordea Bank Finland Plc/NY
0.300%, 10/16/2015	50,000	50,000
0.250%, 10/23/2015	50,000	50,000
0.340%, 11/19/2015	25,000	25,000
0.340%, 11/20/2015	25,000	25,000
0.380%, 01/08/2016	25,000	25,000
0.395%, 01/13/2016	35,000	34,999
Rabobank Nederland NV/NY
0.305%, 09/11/2015	35,000	35,000
0.300%, 10/26/2015	50,000	50,000
0.250%, 10/30/2015	75,000	75,000
0.330%, 12/01/2015	25,000	25,000
0.330%, 12/08/2015	50,000	50,000
0.348%, 01/29/2016 Δ	25,000	25,000
0.716%, 05/06/2016	20,000	20,009
Skandinaviska Enskilda Banken AB/NY
0.250%, 10/02/2015	17,000	17,000
0.330%, 10/15/2015	50,000	50,000
0.310%, 10/21/2015	30,000	30,000
0.300%, 11/20/2015	25,000	25,000
State Street Bank & Trust Co
0.240%, 10/14/2015	50,000	50,000
Sumitomo Mitsui Banking Corp/NY
0.140%, 09/08/2015	76,000	76,000
0.260%, 09/10/2015	50,000	50,000
0.180%, 09/11/2015	60,000	60,000
0.280%, 10/01/2015	23,400	23,400
0.270%, 10/05/2015	35,000	35,000
0.330%, 12/01/2015	65,000	65,000
Svenska Handelsbanken/NY
0.300%, 10/15/2015	25,000	25,000
0.320%, 11/19/2015	40,000	40,000
0.355%, 01/19/2016 Δ	50,000	50,000

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	13

Schedule of Investments      August 31, 2015, all dollars are rounded to thousands (000)

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Swedbank/NY
0.140%, 09/01/2015	$300,000	$300,000
0.300%, 10/08/2015	25,000	25,000
0.288%, 10/16/2015 Δ	25,000	25,000
0.320%, 11/09/2015	25,000	25,000
Toronto-Dominion Bank/NY
0.380%, 11/12/2015	35,000	35,000
0.290%, 11/18/2015 Δ	29,500	29,501
0.370%, 11/25/2015	35,000	35,000
0.480%, 02/10/2016	30,000	30,000
0.480%, 02/12/2016	25,000	25,000
0.480%, 03/16/2016	25,000	25,000
0.520%, 03/17/2016	35,000	35,000
Wells Fargo Bank
0.352%, 02/08/2016 Δ	35,000	35,000
0.364%, 02/16/2016 Δ	40,000	40,000
0.370%, 02/18/2016 Δ	30,000	30,000
Westpac Banking Corp/NY
0.299%, 10/26/2015 Δ	13,450	13,451
0.320%, 12/07/2015	25,000	25,000
0.332%, 01/11/2016 Δ	50,000	50,000
0.480%, 02/08/2016	35,000	35,000
Total Certificates of Deposit (Cost $4,413,070)		4,413,070

Asset Backed Commercial Paper ■ - 12.9%
Atlantic Asset Securitization Corp
0.110%, 09/01/2015 €	75,000	75,000
0.248%, 10/05/2015 Δ	50,000	50,000
Barton Capital LLC
0.120%, 09/08/2015 €	50,000	49,999
Chariot Funding LLC
0.371%, 12/08/2015 €	25,000	24,975
Fairway Finance Corp
0.090%, 09/01/2015 €	39,331	39,331
0.290%, 11/09/2015 €	27,915	27,900
0.284%, 11/12/2015 €	59,000	58,966
Gotham Funding Corp
0.180%, 09/08/2015 €	50,000	49,998
0.170%, 09/16/2015 €	30,000	29,998
0.190%, 09/21/2015 €	46,781	46,776
Jupiter Securitization Company LLC
0.371%, 12/08/2015 €	25,000	24,975
0.401%, 12/15/2015 €	25,000	24,971
Kells Funding LLC
0.235%, 09/25/2015 €	60,000	59,991
0.341%, 10/19/2015 €	35,000	34,984
0.280%, 11/02/2015 €	60,000	59,971
0.280%, 11/16/2015 €	25,000	24,985

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
0.290%, 11/16/2015 €	$47,000	$46,971
0.285%, 11/18/2015 €	50,000	49,969
0.360%, 12/11/2015 €	27,000	26,973
0.349%, 02/22/2016 Δ	25,000	24,999
Liberty Street Funding LLC
0.431%, 01/11/2016 €	25,000	24,961
0.431%, 01/13/2016 €	25,000	24,960
0.431%, 01/14/2016 €	50,000	49,919
Manhattan Asset Funding Co
0.190%, 09/02/2015 €	30,000	30,000
0.260%, 09/16/2015 €	53,000	52,994
0.192%, 09/17/2015 €	41,000	40,996
Old Line Funding LLC
0.290%, 10/15/2015 €	24,200	24,191
0.401%, 12/18/2015 €	25,000	24,970
0.381%, 12/21/2015 €	30,000	29,965
0.367%, 01/15/2016 Δ	45,000	45,000
0.451%, 01/20/2016 €	32,500	32,443
0.461%, 01/22/2016 €	25,000	24,954
Thunder Bay Funding LLC
0.260%, 10/06/2015 €	50,000	49,988
0.250%, 10/08/2015 €	50,000	49,987
0.400%, 12/17/2015 €	3,100	3,096
0.451%, 01/15/2016 €	40,000	39,932
0.391%, 02/05/2016 Δ	54,000	54,000
Total Asset Backed Commercial Paper (Cost $1,434,088)		1,434,088

Financial Company Commercial Paper - 12.3%
ANZ National International Ltd
0.353%, 01/12/2016 Δ ■	50,000	50,000
ANZ New Zealand Int’l/London
0.300%, 09/03/2015 ■ €	25,000	25,000
Bank Nederlandse Gemeenten
0.324%, 11/09/2015 ■ €	110,000	109,932
HSBC Bank Plc
0.321%, 10/29/2015 ■ €	25,000	24,987
0.334%, 02/08/2016 Δ ■	25,000	25,000
ING Funding LLC
0.320%, 10/01/2015 €	50,000	49,987
0.320%, 11/04/2015 €	25,000	24,986
0.320%, 11/06/2015 €	25,000	24,985
0.401%, 12/01/2015 €	35,000	34,965
0.350%, 12/07/2015 €	25,000	24,976
0.411%, 12/08/2015 €	15,000	14,983
0.371%, 12/17/2015 €	20,000	19,978
J.P. Morgan Securities LLC
0.521%, 02/16/2016 ■ €	25,000	24,939

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Macquarie Bank LTD
0.401%, 10/05/2015 ■ €	$30,000	$29,989
0.411%, 11/02/2015 ■ €	25,000	24,982
0.403%, 11/12/2015 Δ ■	25,000	25,000
0.392%, 01/08/2016 Δ ■	35,000	35,000
MetLife Short Term Fund
0.150%, 09/11/2015 ■ €	90,000	89,996
0.150%, 09/17/2015 ■ €	39,500	39,497
0.190%, 09/25/2015 ■ €	35,000	34,996
Nederlandse Waterschapsbank NV
0.290%, 10/26/2015 ■ €	25,000	24,989
0.297%, 11/02/2015 ■ €	80,000	79,959
0.305%, 11/24/2015 ■ €	100,000	99,929
PSP Capital Inc.
0.280%, 09/11/2015 ■ €	30,000	29,998
0.270%, 09/17/2015 ■ €	30,000	29,996
0.351%, 10/27/2015 ■ €	21,400	21,388
0.351%, 11/02/2015 ■ €	20,000	19,988
Siemens Capital Co LLC
0.230%, 09/28/2015 ■ €	100,000	99,983
Suncorp Metway LTD
0.280%, 09/15/2015 ■ €	10,000	9,999
0.280%, 10/06/2015 ■ €	20,000	19,995
0.401%, 10/14/2015 ■ €	25,000	24,988
0.349%, 10/15/2015 ■ €	17,000	16,993
0.401%, 11/09/2015 ■ €	35,000	34,973
0.330%, 11/10/2015 ■ €	10,000	9,994
0.441%, 11/23/2015 ■ €	35,000	34,964
0.441%, 01/06/2016 ■ €	10,000	9,984
0.451%, 01/11/2016 ■ €	30,000	29,951
0.541%, 02/10/2016 ■ €	25,000	24,939
Total Financial Company Commercial Paper (Cost $1,357,188)		1,357,188

Other Notes - 9.1%
ANZ New Zealand Int’l/London
1.850%, 10/15/2015 ■	53,025	53,122
Australia & New Zealand Banking Group Limited
0.884%, 10/08/2015 Δ ■	40,000	40,025
Bank of New York Mellon
0.524%, 10/23/2015 Δ	35,475	35,488
General Electric Capital Corp
0.850%, 10/09/2015	24,173	24,185
2.250%, 11/09/2015	25,000	25,086
MassMutual Global Funding II
2.300%, 09/28/2015 ■	28,880	28,921
0.406%, 12/11/2015 Δ ■	1,600	1,600

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
MetLife Global Funding I
2.500%, 09/29/2015 ■	$26,035	$26,077
3.125%, 01/11/2016 ■	39,175	39,538
National Australia Bank of New York
0.900%, 01/20/2016	16,115	16,139
New York Life Gobal Funding
0.314%, 10/05/2015 Δ ■	100,000	100,007
0.294%, 10/29/2015 Δ ■	45,300	45,301
0.800%, 02/12/2016 ■	20,684	20,716
Skandinaviska Enskilda Banken, Cayman Islands Branch – Time Deposit
0.070%, 09/01/2015 €	300,000	300,000
Svenska Handelsbanken AB
0.404%, 12/03/2015 Δ ■	25,000	25,002
0.368%, 02/12/2016 Δ ■	65,000	65,000
Total Capital SA
3.125%, 10/02/2015	45,564	45,668
Wells Fargo Bank
0.406%, 09/14/2016 Δ	20,000	20,000
Westpac Banking Corp
1.125%, 09/25/2015	23,000	23,012
0.513%, 10/01/2015 Δ ■	35,750	35,750
3.000%, 12/09/2015	14,010	14,110
0.950%, 01/12/2016	17,905	17,941
Total Other Notes (Cost $1,002,688)		1,002,688

Other Commercial Paper - 1.7%
Coca-Cola Co
0.501%, 03/16/2016 ■ €	30,000	29,918
Procter & Gamble Co
0.100%, 09/08/2015 ■ €	25,000	24,999
0.100%, 09/11/2015 ■ €	75,000	74,998
Toyota Credit
0.300%, 09/18/2015 €	35,000	34,995
Toyota Motor Credit Corp
0.285%, 11/16/2015 Δ	25,000	25,000
Total Other Commercial Paper (Cost $189,910)		189,910

SHARES
Investment Company Ω - 1.0%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.127% (Cost $113,895)	113,895,000	113,895

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	15

Schedule of Investments      August 31, 2015, all dollars are rounded to thousands (000)

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Treasury Debt–1.0%
U.S. Treasury Notes
0.250%, 09/15/2015	$80,000	$80,000
2.000%, 01/31/2016	25,000	25,177
Total Treasury Debt (Cost $105,177)		105,177

Government Agency Debt - 0.4%
Federal Home Loan Bank
0.320%, 01/13/2016	15,000	14,999
0.400%, 06/17/2016	28,500	28,500
Total Government Agency Debt (Cost $43,499)		43,499

Variable Rate Demand Notes Δ - 0.1%
Lowell Industrial Development Revenue, Arkansas Democrat- Gazette, Series 2006 (AMT) (LOC:JPMorgan Chase) 0.140%, 09/07/2015	2,830	2,830
Minnesota State Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank) 0.190%, 09/07/2015	4,200	4,200
Yavapai County Industrial Development Authority Revenue, Drake Cement LLC Project (LOC: Bank of Nova Scotia) 0.250%, 09/07/2015	9,375	9,375
Total Variable Rate Demand Notes (Cost $16,405)		16,405

Government Agency Repurchase Agreements - 5.0%
Bank of Nova Scotia/NY 0.150%, dated 08/31/2015, matures 09/01/2015, repurchase price $450,002 (collateralized by various government agency obligations: Total market value $459,000)	450,000	450,000
Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
RBC Capital Markets LLC 0.120%, dated 08/31/2015, matures 09/01/2015, repurchase price $100,000 (collateralized by various government agency obligations: Total market value $102,000)	$100,000	$100,000
Total Government Agency Repurchase Agreements (Cost $550,000)		550,000

Treasury Repurchase Agreements - 12.6%
Bank of Nova Scotia/NY 0.130%, dated 08/31/2015, matures 09/01/2015, repurchase price $429,317 (collateralized by U.S. Treasury obligations: Total market value $437,947)	429,315	429,315
Credit Agricole Corporate & Investment Bank 0.120%, dated 08/31/2015, matures 09/01/2015, repurchase price $965,963 (collateralized by U.S. Treasury obligations: Total market value $985,381)	965,960	965,960
Total Treasury Repurchase Agreements (Cost $1,395,275)		1,395,275

Other Repurchase Agreements - 4.1%
BNP Paribas Prime Brokerage Inc. 0.320%, dated 08/31/2015, matures 10/05/2015, repurchase price $75,023 (collateralized by various securities: Total market value $78,750) ¥	75,000	75,000
BNP Paribas Securities 0.220%, dated 08/31/2015, matures 10/05/2015, repurchase price $120,026 (collateralized by various securities: Total market value $126,000) ¥	120,000	120,000

The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

Prime Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
HSBC Securities (USA) Inc. 0.170%, dated 08/31/2015, matures 09/01/2015, repurchase price $95,000 (collateralized by various securities: Total market value $99,751)	$95,000	$$95,000
ING Financial Markets LLC 0.170%, dated 08/31/2015, matures 09/01/2015, repurchase price $17,000 (collateralized by various securities: Total market value $17,850)	17,000	17,000
JP Morgan Securities LLC 0.330%, dated 08/31/2015, matures 10/05/2015, repurchase price $150,048 (collateralized by various securities: Total market value $157,502) ¥	150,000	150,000
Total Other Repurchase Agreements (Cost $457,000)		457,000
Total Investments ▲– 100.0% (Cost $11,078,195)		11,078,195
Other Assets and Liabilities, Net – 0.0%		1,652
Total Net Assets – 100.0%		$11,079,847

Prime Obligations Fund (concl.)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2015.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2015, the value of these investments was $3,207,390 or 28.9% of total net assets.

€	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of August 31 2015.

¥	Security considered illiquid. As of August 31, 2015, the value of these investments was $345,000 or 3.1% of total net assets. See note 2 in Notes to Financial Statements.

▲	On August 31, 2015, the cost of investments for federal income tax purposes was $11,078,195. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT –	Alternative Minimum Tax. As of August 31, 2015, the total value of securities subject to AMT was $2,830 or 0.0% of total net assets.

LOC –	Letter of Credit

SPA –	Standby Purchase Agreement

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	17

Schedule of Investments   August 31, 2015, all dollars are rounded to thousands (000)

Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >
Municipal Debt – 97.3%
Alabama–0.7%
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA Project, Series 2011A (LOC: National Australia Bank) 0.020%, 09/07/2015 Δ	$2,000	$2,000
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA Project, Series 2011B (LOC: Australia – New Zealand Banking Group) 0.020%, 09/07/2015 Δ	3,870	3,870
		5,870
Alaska–1.5%
Valdez, Alaska Marine Terminal Revenue Refunding, Exxon Pipeline Company Project, Series 1993A 0.010%, 09/01/2015 Δ	5,795	5,795
Valdez, Alaska Marine Terminal Revenue Refunding, Exxon Pipeline Company Project, Series 1993C 0.010%, 09/01/2015 Δ	1,080	1,080
Valdez, Alaska Marine Terminal Revenue, Exxon Pipeline Company Project 0.010%, 09/01/2015 Δ	5,045	5,045
		11,920
Colorado–5.9%
City and County of Denver, Colorado, Multifamily Housing Revenue, Garden Court Community Project, Series 2008 (INS: FNMA)0.030%, 09/07/2015 Δ	7,295	7,295
City of Colorado Springs, Colorado Revenue Bonds, Colorado Springs Fine Arts Center Project, Series 2006 (LOC: Wells Fargo Bank) 0.070%, 09/07/2015 Δ	1,655	1,655

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, Series B-5 (LOC: TD Bank) 0.010%, 09/01/2015 Δ	$4,800	$4,800
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A 0.020%, 09/07/2015 Δ	8,094	8,094
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2012 0.020%, 09/07/2015 Δ	19,660	19,660
Weld County, Colorado School District No. 006 Greeley, Series A (General Obligation) 2.000%, 12/01/2015	5,400	5,424
		46,928
Connecticut–1.8%
Connecticut Health & Educational Facility Authority Revenue, Yale University, Series U-2 0.010%, 09/07/2015 Δ	8,970	8,970
Connecticut Health & Educational Facility Authority Revenue, Yale University, Series V-2 0.010%, 09/01/2015 Δ	5,000	5,000
		13,970
District of Columbia–2.3%
District of Columbia, Medlantic/Helix Issue, Series 1998A (LOC: PNC Bank) 0.030%, 09/07/2015 Δ	15,155	15,155
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust) 0.020%, 09/07/2015 Δ	3,135	3,135
		18,290

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Florida–5.8%
Halifax Hospital Medical Center Revenue Refunding and Improvement Bonds, Series 2008 (LOC: JPMorgan Chase Bank) 0.010%, 09/07/2015 Δ	$33,040	$33,040
North Broward Hospital District, Series 2008A (LOC: TD Bank) 0.020%, 09/07/2015 Δ	4,585	4,585
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust) 0.020%, 09/07/2015 Δ	4,500	4,500
The School Board of Orange County, Florida Certificates of Participation, Series 2008C (LOC: Bank of America) 0.020%, 09/07/2015 Δ	4,130	4,130
		46,255
Illinois–13.1%
City of Chicago, Second Lien Water Revenue Refunding Bonds, Series 2004-2 (LOC: State Street Bank & Trust) 0.100%, 09/07/2015 Δ	26,600	26,600
City of Chicago, Senior Lien Tax Increment Allocation Bonds, Near North Redevelopment Project, Series 1999A (LOC: Bank of New York Mellon) 0.600%, 09/07/2015 Δ	5,000	5,000
City of Chicago, Water Revenue Refunding Bonds, Series 2004-1 (LOC: Bank of Tokyo) 0.100%, 09/07/2015 Δ	10,300	10,300
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company) 0.040%, 09/07/2015 Δ	3,400	3,400

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company) 0.030%, 09/07/2015 Δ	$6,255	$6,255
Illinois Educational Facilities Authority, The Newberry Library, Series 1988 (LOC: Northern Trust Company) 0.010%, 09/07/2015 Δ	2,700	2,700
Illinois Finance Authority, Chicago Horticultural Society, Series 2008 (LOC: Northern Trust Company) 0.030%, 09/07/2015 Δ	9,000	9,000
Illinois Finance Authority, Presbyterian Homes Lake Forest Place Project, Series 2006 (LOC: Northern Trust Company) 0.030%, 09/07/2015 Δ	10,000	10,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company) 0.030%, 09/07/2015 Δ	12,100	12,100
University of Illinois, Health Services Facilities, The Board of Trustees of the University of Illinois, Series 1997B (LOC: Wells Fargo Bank) 0.010%, 09/07/2015 Δ	9,900	9,900
Village of Romeoville, Will County, Illinois, Lewis University, Series 2006 (LOC: Wells Fargo Bank) 0.010%, 09/01/2015 Δ	1,050	1,050
Warren County, Monmouth College Project, Series 2002 (LOC: PNC Bank) 0.030%, 09/07/2015 Δ	7,760	7,760
		104,065
Indiana–4.7%
Indiana Bond Bank Advance Funding Program Notes, Series 2015A 2.000%, 01/05/2016	18,475	18,588

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	19

Schedule of Investments  August 31, 2015, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Indiana Finance Authority, Sisters of St. Francis Health Services, Inc., Series 2008F (LOC: Bank of New York Mellon) 0.020%, 09/07/2015 Δ	$3,650	$3,650
Indiana Finance Authority, Sisters of St. Francis Health Services, Inc., Series 2008J (LOC: Wells Fargo Bank) 0.020%, 09/07/2015 Δ	15,505	15,505
		37,743
Iowa–0.7%
Iowa City Community School District, Services and Use Tax Revenue Bonds, Series 2015 2.000%, 06/01/2016 «	3,950	3,995
Iowa Finance Authority, Mississippi Valley Regional Blood Center Project, Series 2003 (LOC: Wells Fargo Bank) 0.020%, 09/07/2015 Δ	1,285	1,285
		5,280
Kentucky–1.2%
Kentucky Health Care Facility, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank) 0.100%, 09/07/2015 Δ	9,415	9,415
Louisiana–4.4%
Louisiana Local Government Environmental Facilities and Community Development Authority, NSU Facilities Corporation Project, Series 2007B (INS: FHLB) 0.040%, 09/07/2015 Δ	20,000	20,000

Louisiana Public Facilities Authority, Revenue Bonds, Dynamic Fuels, LLC Project, Series 2008 (LOC: Bank of America) 0.020%, 09/01/2015 Δ	14,950	14,950
		34,950

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Maine–1.6%
County of Cumberland, Maine 2015 Tax Anticipation Notes (General Obligation) 1.000%, 11/13/2015	$12,500	$12,521
Maryland–4.5%
Baltimore, Maryland General Obligation Public Improvement Refunding Bonds, Series 2013B 5.000%, 10/15/2015	1,200	1,207
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: TD Bank) 0.010%, 09/07/2015 Δ	26,450	26,450
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank) 0.010%, 09/07/2015 Δ	6,465	6,465
Prince George’s County, Maryland General Obligation Bonds, Series 2013A 4.000%, 03/01/2016	1,860	1,893
		36,015
Michigan–1.2%
Michigan Higher Education Facilities Authority, Albion College Project, Series 2006 (LOC: JPMorgan Chase Bank) 0.010%, 09/07/2015 Δ	9,675	9,675
Minnesota–9.3%
City of Minneapolis & The Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Alliana Health System, Series 2009B-1 (LOC: JPMorgan Chase Bank) 0.010%, 09/01/2015 Δ	4,100	4,100
City of Minnetonka, The Cliffs at Ridgedale, Series 1995 (INS: FNMA) 0.020%, 09/07/2015 Δ	8,150	8,150

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Eden Prairie Multifamily Housing Revenue, Park at City West Apartments, Series 2001 (LOC: FHLMC) 0.020%, 09/07/2015 Δ	$14,805	$14,805
Independent School District No. 12 Circle Pines, Minnesota General Obligation School Building Refunding Bonds, Series 2012A 4.000%, 02/01/2016	3,445	3,500
Metropolitan Council, General Obligation Bonds, Series 2015A 5.000%, 03/01/2016	16,050	16,430
Ramsey County, Minnesota General Obligation Capital Improvement Plan Refunding Bonds, Series 2011B 5.000%, 02/01/2016	1,135	1,158
Sherburne County, Minnesota General Obligation Capital Improvement Refunding Bonds, Series 2015A 2.000%, 02/01/2016	1,250	1,259
State of Minnesota General Obligation State Bonds, Series 2015 5.000%, 10/01/2015	2,000	2,008
University of Minnesota (Commercial Paper) 0.080%, 10/01/2015	9,000	9,000
0.080%, 10/01/2015	13,750	13,750
		74,160
Mississippi–4.1%
Jackson County, Mississippi Pollution Control, Chevron U.S.A. Inc. Project, Series 1993 0.010%, 09/01/2015 Δ	6,000	6,000
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007C 0.010%, 09/01/2015 Δ	2,515	2,515

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007E 0.010%, 09/01/2015 Δ	$5,600	$5,600
Mississippi Business Finance,
Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009C 0.010%, 09/01/2015 Δ	1,010	1,010
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009E 0.010%, 09/01/2015 Δ	2,200	2,200
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010F 0.010%, 09/07/2015 Δ	600	600
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010G 0.010%, 09/01/2015 Δ	12,190	12,190
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010H 0.010%, 09/01/2015 Δ	1,200	1,200
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010I 0.010%, 09/01/2015 Δ	1,570	1,570
		32,885
Missouri–0.0%
Missouri Health & Educational Facilities Authority, The Washington University, Series D (SPA: Wells Fargo Bank) 0.010%, 09/01/2015 Δ	320	320

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	21

Schedule of Investments  August 31, 2015, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
New York–1.2%
New York City Health and Hospitals Corporations, Health System Bonds, Series C (LOC: TD Bank) 0.010%, 09/07/2015 Δ	$9,300	$9,300
North Carolina–1.3%
City of Charlotte, Charlotte Douglas International Airport, Series 2007B (LOC: Bank of America) 0.020%, 09/07/2015 Δ	1,790	1,790
North Carolina Capital Facilities Finance Agency, Salem Academy and College Project, Series 2005 (LOC: Branch Banking & Trust) 0.020%, 09/07/2015 Δ	5,910	5,910
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust) 0.020%, 09/07/2015 Δ	2,685	2,685
		10,385
Ohio–3.4%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)0.020%, 09/07/2015 Δ	12,155	12,155
Cuyahoga County Hospital Revenue, Metro Health System (LOC: PNC Bank) 0.020%, 09/07/2015 Δ	12,800	12,800
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank) 0.020%, 09/07/2015 Δ	2,000	2,000
		26,955
Pennsylvania–1.2%
Butler County General Authority, North Allegheny School District Project, Series 2011B (SPA: PNC Bank) 0.020%, 09/07/2015 Δ	9,920	9,920

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
South Carolina–0.1%
South Carolina Jobs – Economic Development Authority, Heathwood Hall Episcopal School Project, Series 2001 (LOC: Wells Fargo Bank) 0.020%, 09/07/2015 Δ	$700	$700
Tennessee–0.0%
Blount County Public Building Authority, Local Government Public Improvement, Series E-8-A (LOC: Branch Banking & Trust) 0.020%, 09/07/2015 Δ	300	300
Texas–10.6%
Board of Regents of the University of Texas System, Series 2007B 0.010%, 09/07/2015 Δ	10,100	10,100
City of Grapevine, Texas General Obligation Refunding Bonds, Series 2015 2.000%, 02/15/2016	3,155	3,180
Hunt County Health Facilities Development, Greenville Universal Health Services (LOC: Morgan Guaranty Trust) 0.020%, 09/07/2015 Δ	4,300	4,300
Lower Neches Valley Industrial Development Authority, ExxonMobil Project, Series 2010 0.010%, 09/01/2015 Δ	2,700	2,700
Lower Neches Valley Industrial Development Authority, ExxonMobil Project, Series 2011 0.010%, 09/01/2015 Δ	18,515	18,515
Lower Neches Valley Industrial Development Authority, ExxonMobil Project, Series 2012 0.010%, 09/01/2015 Δ	1,650	1,650
University of Houston (Commercial Paper) 0.060%, 10/01/2015	13,864	13,864

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
University of Texas (Commercial Paper) 0.090%, 09/10/2015	$20,350	$20,350
Williamson County, Texas
Limited Tax Refunding Bonds, Series 2015 (General Obligation) 2.000%, 02/15/2016	9,750	9,829
		84,488
Vermont–1.0%
Vermont State Housing Finance Agency, West Block University of Vermont Apartments, Winooski, Series 2004A (LOC: Sovereign Bank) (LOC: Bank of New York Mellon) 0.030%, 09/07/2015 Δ	7,665	7,665
Virginia–6.4%
Commonwealth Transportation Board, Virginia Transportation Capital Projects Revenue Bonds, Series 2012 5.000%, 05/15/2016	14,725	15,223
Fairfax County Economic Development Authority, Smithsonian Institution, Series B (SPA: Northern Trust Company) 0.010%, 09/07/2015 Δ	12,000	12,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series 2003E 0.010%, 09/07/2015 Δ	6,635	6,635
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series 2003F 0.010%, 09/07/2015 Δ	9,820	9,820
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (LOC: FHLMC) 0.080%, 09/07/2015 Δ	7,200	7,200
		50,878

Tax Free Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Washington–4.8%
King County, Washington, Multi-Model Limited Tax GO Bonds, Series A (General Obligation) (SPA: State Street Bank & Trust) 0.010%, 09/07/2015 Δ	$23,000	$23,000
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC: Wells Fargo Bank) 0.020%, 09/07/2015 Δ	10,100	10,100
Washington State Housing Finance Commission, Willow Tree Grove Apartments Project, Series 2011 (LOC: FHLMC) 0.020%, 09/07/2015 Δ	4,900	4,900
		38,000
Wisconsin–1.8%
Wisconsin Health and Educational Facilities Authority, Goodwill Industries of North Central Wisconsin, Inc., Series 2005 (LOC: Wells Fargo Bank) 0.020%, 09/07/2015 Δ	5,800	5,800
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Inc., Series 1999C (LOC: JPMorgan Chase Bank) 0.010%, 09/07/2015 Δ	8,120	8,120
		13,920
Wyoming–2.7%
Lincoln County, Pollution Control, PacifiCorp Project, Series 1991 (LOC: Scotia Bank) 0.020%, 09/07/2015 Δ	20,015	20,015
Unita County, Wyoming Pollution Control, Chevron U.S.A. Inc. Project, Series 1993 0.010%, 09/01/2015 Δ	1,385	1,385
		21,400
Total Municipal Debt (Cost $774,173)		774,173

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	23

Schedule of Investments  August 31, 2015, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (cont.)
DESCRIPTION	SHARES	VALUE >
Investment Company Ω - 1.8%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.000% (Cost $14,565)	14,565,000	$14,565

Total Investments ▲ – 99.1% (Cost $788,738)		788,738
Other Assets and Liabilities, Net – 0.9%		7,243

Total Net Assets – 100.0%		$795,981

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2015.
«	Security purchased on a when-issued basis. On August 31, 2015, the total cost of investments purchased on a when-issued basis was $3,995 or 0.5% of total net assets.
Ω	The rate shown is the annualized seven-day effective yield as of August 31, 2015.
▲	On August 31, 2015, the cost of investments for federal income tax purposes was $788,738. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

INS – Insured
LOC – Letter of Credit

SPA – Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE >
Treasury Debt - 27.9%
U.S. Treasury Notes
0.250%, 09/15/2015	$70,000	$70,002
1.250%, 09/30/2015	100,000	100,089
1.250%, 10/31/2015	135,000	135,235
4.500%, 11/15/2015	150,000	151,342
0.250%, 11/30/2015	40,000	40,006
1.375%, 11/30/2015	300,000	300,881
2.125%, 12/31/2015	50,000	50,319
0.375%, 01/31/2016	85,000	85,060
2.000%, 01/31/2016	275,000	277,037
4.500%, 02/15/2016	295,000	300,777
0.250%, 02/29/2016	30,000	30,013
0.375%, 03/15/2016	350,000	350,197
0.250%, 04/15/2016	50,000	49,981
2.000%, 04/30/2016	50,000	50,562
0.103%, 10/31/2016 Δ	223,000	222,894
0.134%, 01/31/2017 Δ	160,000	159,997
Total Treasury Debt (Cost $2,374,392)		2,374,392

Treasury Repurchase Agreements - 72.0%
Bank of Nova Scotia/NY
0.130%, dated 08/31/2015, matures 09/01/2015, repurchase price $211,437 (collateralized by U.S. Treasury obligations: Total market value $215,669)	211,436	211,436
BNP Paribas Securities
0.120%, dated 08/31/2015, matures 09/01/2015, repurchase price $60,000 (collateralized by U.S. Treasury obligations: Total market value $61,200)	60,000	60,000
Credit Agricole Corporate & Investment Bank
0.120%, dated 08/31/2015, matures 09/01/2015, repurchase price $475,733 (collateralized by U.S. Treasury obligations: Total market value $485,255)	475,731	475,731

Treasury Obligations Fund (cont.)
DESCRIPTION	PAR	VALUE >
Federal Reserve Bank of New York
0.050%, dated 08/31/2015, matures 09/01/2015, repurchase price $2,675,004 (collateralized by U.S. Treasury obligations: Total market value $2,675,004)	$2,675,000	$2,675,000
HSBC Securities (USA) Inc.
0.110%, dated 08/31/2015, matures 09/01/2015, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $51,004)	50,000	50,000
Merrill Lynch, Pierce, Fenner & Smith Inc.
0.110%, dated 08/31/2015, matures 09/01/2015, repurchase price $250,001 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
Societe Generale/NY
0.110%, dated 08/25/2015, matures 09/01/2015, repurchase price $300,006 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
0.130%, dated 08/31/2015, matures 09/01/2015, repurchase price $1,250,005 (collateralized by U.S. Treasury obligations: Total market value $1,275,000)	1,250,000	1,250,000
TD Securities USA LLC 0.120%, dated 08/31/2015, matures 09/01/2015, repurchase price $850,003 (collateralized by U.S. Treasury obligations: Total market value $867,000)	850,000	850,000

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	25

Schedule of Investments	August 31, 2015, all dollars are rounded to thousands (000)

Treasury Obligations Fund (concl.)
DESCRIPTION	PAR	VALUE >
Total Treasury Repurchase Agreements (Cost $6,122,167)		$6,122,167
Total Investments ▲ – 99.9% (Cost $8,496,559)		8,496,559
Other Assets and Liabilities, Net – 0.1%		5,776
Total Net Assets – 100.0%		$8,502,335

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Δ	Variable rate security – The rate shown is the rate in effect as of August 31, 2015.
▲	On August 31, 2015, the cost of investments for federal income tax purposes was $8,496,559. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

U.S. Treasury Money Market Fund
DESCRIPTION	PAR	VALUE >
Treasury Debt – 102.0%
U.S. Treasury Bills U
0.017%, 09/03/2015	$108,482	$108,482
0.016%, 09/10/2015	85,000	85,000
0.009%, 09/17/2015	50,653	50,653
0.000%, 09/24/2015	45,000	45,000
0.020%, 10/01/2015	80,975	80,973
0.024%, 10/08/2015	70,489	70,487
0.000%, 10/15/2015	10,000	10,000
0.053%, 10/29/2015	37,035	37,032
0.101%, 11/12/2015	10,000	9,998
0.100%, 12/03/2015	7,402	7,400
0.146%, 01/07/2016	27,244	27,230
U.S. Treasury Notes
0.250%, 09/15/2015	20,000	20,002
1.250%, 09/30/2015	41,782	41,822
0.250%, 10/15/2015	6,256	6,257
0.250%, 10/31/2015	45,000	45,014
1.250%, 10/31/2015	194,666	195,036
0.375%, 11/15/2015	30,546	30,563
4.500%, 11/15/2015	8,534	8,609
0.250%, 11/30/2015	5,754	5,756
1.375%, 11/30/2015	9,486	9,515
2.125%, 12/31/2015	9,000	9,058
0.375%, 01/15/2016	2,370	2,372
0.095%, 01/31/2016 Δ	110,000	109,970
0.375%, 01/31/2016	843	844
2.000%, 01/31/2016	96,937	97,665
4.500%, 02/15/2016	13,305	13,568
0.119%, 04/30/2016 Δ	5,000	5,000
0.120%, 07/31/2016 Δ	5,000	5,000
0.103%, 10/31/2016 Δ	27,000	26,985
0.134%, 01/31/2017 Δ	10,000	10,000
0.124%, 04/30/2017 Δ	30,000	30,003
Total Treasury Debt (Cost $1,205,294)		1,205,294
Total Investments ▲ – 102.0% (Cost $1,205,294)		1,205,294
Other Assets and Liabilities, Net – (2.0)%		(23,511)
Total Net Assets – 100.0%		$1,181,783
U.S. Treasury Money Market Fund (concl.)
>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
U	Rate shown is effective yield as of August 31, 2015.
Δ	Variable rate security – The rate shown is the rate in effect as of August 31, 2015.
▲	On August 31, 2015, the cost of investments for federal income tax purposes was $1,205,294. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	27

Statements of Assets and Liabilities	August 31, 2015, all dollars and shares are rounded to thousands (000), except per share data

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
ASSETS :
Investments, in securities, at value (note 2)	$10,919,655	$8,675,920	$788,738	$2,374,392	$1,205,294
Repurchase agreements, at value (note 2)	9,542,558	2,402,275	—	6,122,167	—
Cash	1	6	10,463	1	—
Receivable for interest	5,223	4,766	772	6,612	1,545
Receivable for capital shares sold	—	260	—	—	—
Prepaid expenses and other assets	8	34	25	14	13
Total assets	20,467,445	11,083,261	799,998	8,503,186	1,206,852
LIABILITIES :
Dividends payable	101	283	—	—	—
Payable for investments purchased	199,996	—	3,995	—	25,000
Payable for capital shares redeemed	—	1,029	—	2	—
Payable to affiliates (note 3)	2,151	2,082	3	830	49
Accrued expenses and other liabilities	21	20	19	19	20
Total liabilities	202,269	3,414	4,017	851	25,069
Net assets	$20,265,176	$11,079,847	$795,981	$8,502,335	$1,181,783
COMPOSITION OF NET ASSETS :
Portfolio capital	$20,265,392	$11,079,855	$795,981	$8,502,307	$1,181,789
Undistributed (distributions in excess of) net investment income	(23)	(9)	—	—	—
Accumulated net realized gain (loss) on investments (note 2)	(193)	1	—	28	(6)
Net assets	$20,265,176	$11,079,847	$795,981	$8,502,335	$1,181,783
Class A :
Net assets	$315,649	$1,488,617	$49,660	$315,631	$38,346
Shares issued and outstanding
($0.01 par value – 5 billion authorized per fund*)	315,652	1,488,777	49,688	315,630	38,340
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00

28	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class D :
Net assets	$4,185,832	$852,924	$128,655	$1,947,705	$137,129
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	4,185,834	852,818	128,652	1,947,811	137,110
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I :
Net assets	$—	$670,064	$—	$—	$—
Shares issued and outstanding
($0.01 par value – 5 billion authorized)	—	670,136	—	—	—
Net asset value, offering price and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$5,935,721	$3,711,698	$460,299	$2,335,205	$614,128
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	5,935,790	3,711,687	460,273	2,335,275	614,096
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z :
Net assets	$8,310,936	$4,104,706	$148,163	$2,655,440	$309,280
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	8,310,858	4,104,802	148,143	2,655,385	309,267
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class :
Net assets	$1,517,038	$251,838	$9,204	$1,126,241	$82,900
Shares issued and outstanding
($0.01 par value – 20 billion authorized per fund)	1,517,013	251,655	9,204	1,126,137	82,890
Net asset value, offering price and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class :
Net assets	$—	$—	$—	$122,113	$—
Shares issued and outstanding
($0.01 par value – 20 billion authorized)	—	—	—	122,160	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$1.00	$—

* 20 billion shares were authorized for U.S. Treasury Money Market Fund.	The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	29

Statements of Operations	For the year ended August 31, 2015, all dollars are rounded to thousands (000)

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME :
Interest income	$21,030	$23,366	$476	$7,244	$502
Total investment income	21,030	23,366	476	7,244	502
EXPENSES (note 3) :
Investment advisory fees	18,637	11,516	760	8,341	1,044
Administration fees and expenses	24,807	15,994	1,054	11,219	1,417
Transfer agent fees and expenses	132	171	129	150	129
Custodian fees	932	576	38	417	52
Legal fees	37	41	33	31	32
Audit fees	49	49	49	49	49
Registration fees	21	49	35	21	13
Postage and printing fees	304	188	13	139	17
Directors’ fees	121	120	120	120	120
Other expenses	212	217	108	164	132
Distribution and shareholder servicing (12b-1) fees:
Class A	647	3,520	180	856	118
Class D	4,519	1,302	165	2,205	290
Reserve Class	—	—	—	630	—

30	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

	Government Obligations Fund	Prime Obligations Fund	Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Shareholder servicing (non 12b-1) fees:
Class A	647	3,520	180	856	118
Class D	7,532	2,170	276	3,676	483
Class I	—	1,289	—	—	—
Class Y	14,706	9,627	1,105	6,134	1,125
Institutional Investor Class	1,698	308	7	805	85
Reserve Class	—	—	—	315	—
Total expenses	75,001	50,657	4,252	36,128	5,224
Less: Fee waivers (note 3)	(55,093)	(29,373)	(3,776)	(28,884)	(4,722)
Total net expenses	19,908	21,284	476	7,244	502
Investment income – net	1,122	2,082	—	—	—
Net gain (loss) on investments	7	31	—	329	(1)
Net increase (decrease) in net assets resulting from operations	$1,129	$2,113	$—	$329	$(1)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	31

Statements of Changes in Net Assets all dollars are rounded to thousands (000)

		Government Obligations Fund		Prime Obligations Fund
	Year Ended 8/31/2015	Year Ended 8/31/2014	Year Ended 8/31/2015	Year Ended 8/31/2014
OPERATIONS :
Investment income – net	$1,122	$1,014	$2,082	$1,681
Net realized gain on investments	7	26	31	8
Net increase in net assets resulting from operations	1,129	1,040	2,113	1,689
DISTRIBUTIONS TO SHAREHOLDERS FROM :
Investment income – net:
Class A	(16)	(15)	(226)	(202)
Class D	(181)	(170)	(139)	(147)
Class I	—	—	(103)	(100)
Class Y	(354)	(361)	(617)	(539)
Class Z	(469)	(369)	(948)	(650)
Institutional Investor Class	(102)	(99)	(49)	(43)
Reserve Class	—	—	—	—
Total distributions	(1,122)	(1,014)	(2,082)	(1,681)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	772,408	816,135	2,096,003	1,775,387
Reinvestment of distributions	5	4	188	161
Payments for redemptions	(715,092)	(803,593)	(1,883,938)	(1,785,021)
Increase (decrease) in net assets from Class A transactions	57,321	12,546	212,253	(9,473)
Class D:
Proceeds from sales	10,291,490	8,061,498	2,352,753	2,639,186
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(8,778,857)	(8,209,897)	(2,213,335)	(2,698,384)
Increase (decrease) in net assets from Class D transactions	1,512,633	(148,399)	139,418	(59,198)
Class I:
Proceeds from sales	—	—	2,721,264	3,440,796
Reinvestment of distributions	—	—	3	2
Payments for redemptions	—	—	(2,669,222)	(3,406,312)
Increase in net assets from Class I transactions	—	—	52,045	34,486

32	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

		Government Obligations Fund		Prime Obligations Fund
	Year Ended 8/31/2015	Year Ended 8/31/2014	Year Ended 8/31/2015	Year Ended 8/31/2014
Class Y:
Proceeds from sales	18,092,593	23,306,773	28,638,089	24,424,733
Reinvestment of distributions	47	52	142	82
Payments for redemptions	(17,730,646)	(24,154,247)	(28,375,579)	(24,288,095)
Increase (decrease) in net assets from Class Y transactions	361,994	(847,422)	262,652	136,720
Class Z:
Proceeds from sales	47,613,258	58,074,386	33,395,129	27,660,393
Reinvestment of distributions	45	55	42	65
Payments for redemptions	(45,980,477)	(57,494,310)	(33,185,629)	(27,716,492)
Increase (decrease) in net assets from Class Z transactions	1,632,826	580,131	209,542	(56,034)
Institutional Investor Class:
Proceeds from sales	26,934,126	5,956,669	6,239,358	2,354,592
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(27,073,056)	(5,917,324)	(6,207,126)	(2,390,749)
Increase (decrease) in net assets from Institutional Investor Class transactions	(138,930)	39,345	32,232	(36,157)
Increase (decrease) in net assets from capital share transactions	3,425,844	(363,799)	908,142	10,344
Total increase (decrease) in net assets	3,425,851	(363,773)	908,173	10,352
Net assets at beginning of year	16,839,325	17,203,098	10,171,674	10,161,322
Net assets at end of year	$20,265,176	$16,839,325	$11,079,847	$10,171,674
Distributions in excess of net investment income	$(23)	$(23)	$(9)	$(9)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	33

Statements of Changes in Net Assets all dollars are rounded to thousands (000)

		Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended 8/31/2015	Year Ended 8/31/2014	Year Ended 8/31/2015	Year Ended 8/31/2014	Year Ended 8/31/2015	Year Ended 8/31/2014
OPERATIONS:
Investment income – net	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments	—	—	329	92	(1)	(4)
Net increase (decrease) in net assets resulting from operations	—	—	329	92	(1)	(4)
DISTRIBUTIONS TO SHAREHOLDERS FROM :
Investment income – net:
Class A	—	—	—	—	—	—
Class D	—	—	—	—	—	—
Class Y	—	—	—	—	—	(1)
Class Z	—	—	—	—	—	—
Institutional Investor Class	—	—	—	—	—	—
Reserve Class	—	—	—	—	—	—
Total distributions	—	—	—	—	—	(1)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	97,325	150,594	745,716	711,199	2,111,969	2,591,310
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(150,590)	(106,239)	(785,731)	(757,298)	(2,120,212)	(2,575,839)
Increase (decrease) in net assets from Class A transactions	(53,265)	44,355	(40,015)	(46,099)	(8,243)	15,471
Class D:
Proceeds from sales	255,786	148,688	5,357,332	3,918,771	497,243	583,117
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(183,591)	(151,226)	(4,967,257)	(4,256,254)	(596,738)	(527,612)
Increase (decrease) in net assets from Class D transactions	72,195	(2,538)	390,075	(337,483)	(99,495)	55,505
Class Y:
Proceeds from sales	844,630	848,457	8,860,587	7,982,668	1,455,069	2,767,434
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(788,091)	(849,984)	(8,970,375)	(8,274,643)	(1,178,848)	(2,719,649)
Increase (decrease) in net assets from Class Y transactions	56,539	(1,527)	(109,788)	(291,975)	276,221	47,785

34	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

		Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended 8/31/2015	Year Ended 8/31/2014	Year Ended 8/31/2015	Year Ended 8/31/2014	Year Ended 8/31/2015	Year Ended 8/31/2014
Class Z:
Proceeds from sales	576,802	635,941	19,175,424	13,343,789	1,420,485	1,511,859
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(562,014)	(592,760)	(18,859,122)	(13,591,170)	(1,375,734)	(1,410,564)
Increase (decrease) in net assets from Class Z transactions	14,788	43,181	316,302	(247,381)	44,751	101,295
Institutional Investor Class:
Proceeds from sales	224,062	212,583	3,080,704	2,763,094	143,366	189,699
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(220,448)	(212,980)	(2,540,016)	(2,788,076)	(149,726)	(137,431)
Increase (decrease) in net assets from Institutional Investor Class transactions	3,614	(397)	540,688	(24,982)	(6,360)	52,268
Reserve Class:
Proceeds from sales	—	—	286,064	336,990	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(294,918)	(351,442)	—	—
Decrease in net assets from Reserve Class transactions	—	—	(8,854)	(14,452)	—	—
Increase (decrease) in net assets from capital share transactions	93,871	83,074	1,088,408	(962,372)	206,874	272,324
Total increase (decrease) in net assets	93,871	83,074	1,088,737	(962,280)	206,873	272,319
Net assets at beginning of year	702,110	619,036	7,413,598	8,375,878	974,910	702,591
Net assets at end of year	$795,981	$702,110	$8,502,335	$7,413,598	$1,181,783	$974,910
Undistributed net investment income	$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	35

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value		Net Assets
	Beginning	Investment	Investment	End of		End of
	of Period	Income	Income	Period	Total Return[2]	Period (000)
Government Obligations Fund
Class A
2015	$1.00	$0.000[1]	$(0.000)[1]	$1.00	0.01%	$ 315,649
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.01	258,329
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.02	245,783
2012	1.00	0.000[1]	(0.000)[1]	1.00	0.01	247,540
2011	1.00	—	—	1.00	0.00	217,973
Class D
2015	$1.00	$0.000[1]	$(0.000)[1]	$1.00	0.01%	$4,185,832
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.01	2,673,198
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.02	2,821,593
2012	1.00	0.000[1]	(0.000)[1]	1.00	0.01	2,703,874
2011	1.00	—	—	1.00	0.00	2,176,148
Class Y
2015	$1.00	$0.000[1]	$(0.000)[1]	$1.00	0.01%	$5,935,721
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.01	5,573,724
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.02	6,421,137
2012	1.00	0.000[1]	(0.000)[1]	1.00	0.01	4,731,744
2011	1.00	—	—	1.00	0.00	3,843,620
Class Z
2015	$1.00	$0.000[1]	$(0.000)[1]	$1.00	0.01%	$8,310,936
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.01	6,678,107
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.02	6,097,966
2012	1.00	0.000[1]	(0.000)[1]	1.00	0.01	7,601,448
2011	1.00	0.000[1]	(0.000)[1]	1.00	0.01	5,699,924
Institutional Investor Class
2015	$1.00	$0.000[1]	$(0.000)[1]	$1.00	0.01%	$1,517,038
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.01	1,655,967
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.02	1,616,619
2012	1.00	0.000[1]	(0.000)[1]	1.00	0.01	1,180,183
2011	1.00	—	—	1.00	0.00	1,217,032

[1]	Rounds to zero.
[2]	Total return would have been lower had certain expenses not been waived.

36	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
	Expenses to	Income	Net Assets	Net Assets
	Average	to Average	(Excluding	(Excluding
	Net Assets	Net Assets	Waivers)	Waivers)
Government Obligations Fund
Class A
2015	0.11%	0.01%	0.80%	(0.68)%
2014	0.09	0.01	0.80	(0.70)
2013	0.14	0.02	0.80	(0.64)
2012	0.15	0.01	0.79	(0.63)
2011	0.20	0.00	0.79	(0.59)
Class D
2015	0.11%	0.01%	0.66%	(0.54)%
2014	0.09	0.01	0.65	(0.55)
2013	0.14	0.02	0.65	(0.49)
2012	0.16	0.01	0.65	(0.48)
2011	0.20	0.00	0.64	(0.44)
Class Y
2015	0.11%	0.01%	0.50%	(0.38)%
2014	0.09	0.01	0.50	(0.40)
2013	0.14	0.02	0.50	(0.34)
2012	0.16	0.01	0.50	(0.33)
2011	0.20	0.00	0.49	(0.29)
Class Z
2015	0.11%	0.01%	0.25%	(0.13)%
2014	0.09	0.01	0.25	(0.15)
2013	0.14	0.02	0.24	(0.08)
2012	0.16	0.01	0.25	(0.08)
2011	0.19	0.01	0.25	(0.05)
Institutional Investor Class
2015	0.11%	0.01%	0.35%	(0.23)%
2014	0.09	0.01	0.35	(0.25)
2013	0.14	0.02	0.34	(0.18)
2012	0.15	0.01	0.34	(0.18)
2011	0.20	0.00	0.34	(0.14)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	37

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value		Net Assets
	Beginning	Investment	Investment	End of		End of
	of Period	Income	Income	Period	Total Return[2]	Period (000)
Prime Obligations Fund
Class A
2015	$1.00	$0.000[1]	$(0.000)[1]	$1.00	0.02%	$1,488,617
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.02	1,276,361
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.00	1,285,833
2012	1.00	—	—	1.00	0.00	1,088,649
2011	1.00	—	—	1.00	0.00	1,149,814
Class D
2015	$1.00	$0.000[1]	$(0.000)[1]	$1.00	0.02%	$852,924
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.02	713,504
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.00	772,701
2012	1.00	—	—	1.00	0.00	862,131
2011	1.00	—	—	1.00	0.00	1,085,626
Class I
2015	$1.00	$0.000[1]	$(0.000)[1]	$1.00	0.02%	$670,064
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.02	618,017
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.00	583,529
2012	1.00	—	—	1.00	0.00	1,124,114
2011	1.00	—	—	1.00	0.00	1,251,541
Class Y
2015	$1.00	$0.000[1]	$(0.000)[1]	$1.00	0.02%	$3,711,698
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.02	3,449,035
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.00	3,312,313
2012	1.00	—	—	1.00	0.00	3,130,035
2011	1.00	—	—	1.00	0.00	3,374,744
Class Z
2015	$1.00	$0.000[1]	$(0.000)[1]	$1.00	0.02%	$4,104,706
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.02	3,895,152
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.03	3,951,184
2012	1.00	0.000[1]	(0.000)[1]	1.00	0.06	4,776,543
2011	1.00	0.000[1]	(0.000)[1]	1.00	0.07	5,649,257
Institutional Investor Class
2015	$1.00	$0.000[1]	$(0.000)[1]	$1.00	0.02%	$251,838
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.02	219,605
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.00	255,762
2012	1.00	—	—	1.00	0.00	252,285
2011	1.00	0.000[1]	(0.000)[1]	1.00	0.00	423,613

[1]	Rounds to zero.
[2]	Total return would have been lower had certain expenses not been waived.

38	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
	Expenses to	Income	Net Assets	Net Assets
	Average	to Average	(Excluding	(Excluding
	Net Assets	Net Assets	Waivers)	Waivers)
Prime Obligations Fund
Class A
2015	0.19%	0.02%	0.80%	(0.59)%
2014	0.17	0.02	0.80	(0.61)
2013	0.23	0.00	0.80	(0.57)
2012	0.26	0.00	0.80	(0.54)
2011	0.30	0.00	0.79	(0.49)
Class D
2015	0.19%	0.02%	0.65%	(0.44)%
2014	0.17	0.02	0.65	(0.46)
2013	0.23	0.00	0.65	(0.42)
2012	0.26	0.00	0.65	(0.39)
2011	0.30	0.00	0.64	(0.34)
Class I
2015	0.19%	0.02%	0.45%	(0.24)%
2014	0.17	0.02	0.45	(0.26)
2013	0.23	0.00	0.45	(0.22)
2012	0.26	0.00	0.45	(0.19)
2011	0.30	0.00	0.44	(0.14)
Class Y
2015	0.19%	0.02%	0.50%	(0.29)%
2014	0.17	0.02	0.50	(0.31)
2013	0.23	0.00	0.50	(0.27)
2012	0.26	0.00	0.50	(0.24)
2011	0.30	0.00	0.49	(0.19)
Class Z
2015	0.18%	0.02%	0.24%	(0.04)%
2014	0.17	0.02	0.25	(0.06)
2013	0.20	0.03	0.25	(0.02)
2012	0.20	0.06	0.25	0.01
2011	0.23	0.07	0.24	0.06
Institutional Investor Class
2015	0.19%	0.02%	0.35%	(0.14)%
2014	0.17	0.02	0.35	(0.16)
2013	0.23	0.00	0.35	(0.12)
2012	0.26	0.00	0.35	(0.09)
2011	0.31	0.00	0.35	(0.04)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	39

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income		Net Asset Value End of Period	Total Return[2]	Net Assets End of Period (000)
Tax Free Obligations Fund
Class A
2015	$1.00	$—	$—		$1.00	0.00%	$49,660
2014	1.00	—	—		1.00	0.00	102,926
2013	1.00	—	—		1.00	0.00	58,571
2012	1.00	0.000[1]	(0.000)[1]		1.00	0.00	89,213
2011	1.00	—	—		1.00	0.00	71,532
Class D
2015	$1.00	$—	$—		$1.00	0.00%	$128,655
2014	1.00	—	—		1.00	0.00	56,460
2013	1.00	—	—		1.00	0.00	58,998
2012	1.00	0.000[1]	(0.000)[1]		1.00	0.00	48,324
2011	1.00	—	—		1.00	0.00	33,470
Class Y
2015	$1.00	$—	$—		$1.00	0.00%	$460,299
2014	1.00	—	—		1.00	0.00	403,760
2013	1.00	—	—		1.00	0.00	405,287
2012	1.00	0.000[1]	(0.000)[1]		1.00	0.00	386,307
2011	1.00	—	—		1.00	0.00	501,167
Class Z
2015	$1.00	$—	$—		$1.00	0.00%	$148,163
2014	1.00	—	—		1.00	0.00	133,374
2013	1.00	0.000[1]	(0.000)[1]		1.00	0.00	90,194
2012	1.00	0.000[1]	(0.000)[1]		1.00	0.00	64,071
2011	1.00	0.000[1]	(0.000)[1]		1.00	0.01	104,254
Institutional Investor Class
2015	$1.00	$—	$—		$1.00	0.00%	$9,204
2014	1.00	—	—		1.00	0.00	5,590
2013	1.00	—	—		1.00	0.00	5,986
2012	1.00	0.000[1]	(0.000	)1	1.00	0.00	25,419
2011	1.00	—	—		1.00	0.00	19,030

[1]	Rounds to zero.

[2]	Total return would have been lower had certain expenses not been waived or reimbursed (note 3).

40	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Tax Free Obligations Fund
Class A
2015	0.06%	0.00%	0.85%	(0.79)%
2014	0.08	0.00	0.84	(0.76)
2013	0.15	0.00	0.85	(0.70)
2012	0.15	0.00	0.86	(0.71)
2011	0.24	0.00	0.84	(0.60)
Class D
2015	0.06%	0.00%	0.70%	(0.64)%
2014	0.09	0.00	0.70	(0.61)
2013	0.15	0.00	0.70	(0.55)
2012	0.15	0.00	0.71	(0.56)
2011	0.24	0.00	0.69	(0.45)
Class Y
2015	0.06%	0.00%	0.55%	(0.49)%
2014	0.08	0.00	0.54	(0.46)
2013	0.14	0.00	0.55	(0.41)
2012	0.14	0.00	0.55	(0.41)
2011	0.24	0.00	0.53	(0.29)
Class Z
2015	0.06%	0.00%	0.30%	(0.24)%
2014	0.08	0.00	0.29	(0.21)
2013	0.14	0.00	0.30	(0.16)
2012	0.14	0.00	0.31	(0.17)
2011	0.24	0.01	0.28	(0.03)
Institutional Investor Class
2015	0.06%	0.00%	0.40%	(0.34)%
2014	0.08	0.00	0.39	(0.31)
2013	0.14	0.00	0.39	(0.25)
2012	0.14	0.00	0.40	(0.26)
2011	0.23	0.00	0.39	(0.16)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	41

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Net Asset Value End of Period	Total Return[2]	Net Assets End of Period (000)
Treasury Obligations Fund
Class A
2015	$1.00	$—	$—	$1.00	0.00%	$315,631
2014	1.00	—	—	1.00	0.00	355,633
2013	1.00	—	—	1.00	0.00	401,727
2012	1.00	—	—	1.00	0.00	470,684
2011	1.00	—	—	1.00	0.00	569,907
Class D
2015	$1.00	$—	$—	$1.00	0.00%	$1,947,705
2014	1.00	—	—	1.00	0.00	1,557,573
2013	1.00	—	—	1.00	0.00	1,895,037
2012	1.00	—	—	1.00	0.00	2,110,985
2011	1.00	—	—	1.00	0.00	2,434,904
Class Y
2015	$1.00	$—	$—	$1.00	0.00%	$2,335,205
2014	1.00	—	—	1.00	0.00	2,444,902
2013	1.00	—	—	1.00	0.00	2,736,848
2012	1.00	—	—	1.00	0.00	3,671,911
2011	1.00	—	—	1.00	0.00	4,458,012
Class Z
2015	$1.00	$—	$—	$1.00	0.00%	$2,655,440
2014	1.00	—	—	1.00	0.00	2,339,006
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.00	2,586,359
2012	1.00	—	—	1.00	0.00	4,183,433
2011	1.00	0.000[1]	(0.000)[1]	1.00	0.00	1,876,278
Institutional Investor Class
2015	$1.00	$—	$—	$1.00	0.00%	$1,126,241
2014	1.00	—	—	1.00	0.00	585,522
2013	1.00	—	—	1.00	0.00	610,495
2012	1.00	—	—	1.00	0.00	612,335
2011	1.00	—	—	1.00	0.00	574,347
Reserve Class
2015	$1.00	$—	$—	$1.00	0.00%	$122,113
2014	1.00	—	—	1.00	0.00	130,962
2013	1.00	—	—	1.00	0.00	145,412
2012	1.00	—	—	1.00	0.00	178,247
2011	1.00	—	—	1.00	0.00	359,434

[1]	Rounds to zero.

[2]	Total return would have been lower had certain expenses not been waived.

42	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2015	0.09%	0.00%	0.80%	(0.71)%
2014	0.08	0.00	0.80	(0.72)
2013	0.13	0.00	0.79	(0.66)
2012	0.11	0.00	0.79	(0.68)
2011	0.17	0.00	0.79	(0.62)
Class D
2015	0.09%	0.00%	0.65%	(0.56)%
2014	0.08	0.00	0.65	(0.57)
2013	0.13	0.00	0.64	(0.51)
2012	0.12	0.00	0.65	(0.53)
2011	0.17	0.00	0.65	(0.48)
Class Y
2015	0.09%	0.00%	0.50%	(0.41)%
2014	0.08	0.00	0.50	(0.42)
2013	0.14	0.00	0.50	(0.36)
2012	0.12	0.00	0.50	(0.38)
2011	0.16	0.00	0.49	(0.33)
Class Z
2015	0.09%	0.00%	0.25%	(0.16)%
2014	0.08	0.00	0.25	(0.17)
2013	0.14	0.00	0.25	(0.11)
2012	0.12	0.00	0.24	(0.12)
2011	0.16	0.00	0.24	(0.08)
Institutional Investor Class
2015	0.09%	0.00%	0.35%	(0.26)%
2014	0.08	0.00	0.35	(0.27)
2013	0.13	0.00	0.35	(0.22)
2012	0.12	0.00	0.35	(0.23)
2011	0.16	0.00	0.34	(0.18)
Reserve Class
2015	0.09%	0.00%	1.00%	(0.91)%
2014	0.08	0.00	1.00	(0.92)
2013	0.13	0.00	0.99	(0.86)
2012	0.11	0.00	1.00	(0.89)
2011	0.17	0.00	0.99	(0.82)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	43

Financial Highlights	For a share outstanding throughout the years ended August 31, unless otherwise indicated.

	Net Asset Value Beginning of Period	Net from Investment Income	Distributions Net Investment Income	Net Asset Value End of Period	Total Return[2]	Net Assets End of Period (000)
U.S. Treasury Money Market Fund
Class A
2015	$1.00	$—	$—	$1.00	0.00%	$38,346
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.00	46,589
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.00	31,118
2012	1.00	—	—	1.00	0.00	17,741
2011	1.00	—	—	1.00	0.00	21,468
Class D
2015	$1.00	$—	$—	$1.00	0.00%	$137,129
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.00	236,624
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.00	181,120
2012	1.00	—	—	1.00	0.00	196,910
2011	1.00	—	—	1.00	0.00	91,763
Class Y
2015	$1.00	$—	$—	$1.00	0.00%	$614,128
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.00	337,908
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.00	290,125
2012	1.00	—	—	1.00	0.00	291,805
2011	1.00	—	—	1.00	0.00	335,769
Class Z
2015	$1.00	$—	$—	$1.00	0.00%	$309,280
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.00	264,529
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.00	163,235
2012	1.00	—	—	1.00	0.00	60,196
2011	1.00	—	—	1.00	0.00	77,775
Institutional Investor Class
2015	$1.00	$—	$—	$1.00	0.00%	$82,900
2014	1.00	0.000[1]	(0.000)[1]	1.00	0.00	89,260
2013	1.00	0.000[1]	(0.000)[1]	1.00	0.00	36,993
2012	1.00	—	—	1.00	0.00	18,603
2011	1.00	—	—	1.00	0.00	16,227

 1     Rounds to zero.

2     Total return would have been lower had certain expenses not been waived or reimbursed (note 3)

44	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2015	0.05%	0.00%	0.84%	(0.79)%
2014	0.05	0.00	0.84	(0.79)
2013	0.07	0.00	0.84	(0.77)
2012	0.05	0.00	0.86	(0.81)
2011	0.12	0.00	0.85	(0.73)
Class D
2015	0.05%	0.00%	0.69%	(0.64)%
2014	0.05	0.00	0.69	(0.64)
2013	0.08	0.00	0.70	(0.62)
2012	0.06	0.00	0.71	(0.65)
2011	0.11	0.00	0.70	(0.59)
Class Y
2015	0.05%	0.00%	0.54%	(0.49)%
2014	0.05	0.00	0.54	(0.49)
2013	0.08	0.00	0.55	(0.47)
2012	0.05	0.00	0.56	(0.51)
2011	0.10	0.00	0.55	(0.45)
Class Z
2015	0.05%	0.00%	0.29%	(0.24)%
2014	0.05	0.00	0.29	(0.24)
2013	0.07	0.00	0.29	(0.22)
2012	0.05	0.00	0.31	(0.26)
2011	0.10	0.00	0.31	(0.21)
Institutional Investor Class
2015	0.05%	0.00%	0.39%	(0.34)%
2014	0.05	0.00	0.38	(0.33)
2013	0.07	0.00	0.39	(0.32)
2012	0.05	0.00	0.40	(0.35)
2011	0.12	0.00	0.40	(0.28)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	45

Notes to Financial Statements	August 31, 2015, all dollars and shares are rounded to thousands (000)

1 > Organization

Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Class A shares are not subject to sales charges. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class I shares are offered by Prime Obligations Fund only. Reserve Class shares are offered by Treasury Obligations Fund only.

Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS - Investment securities held are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. Investments in other money market funds are valued at their respective net asset values on the valuation date. In accordance with Rule 2a-7 of the Investment Company Act, the fair values of the securities held in the funds are determined using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2015, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund.

46	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	47

Notes to Financial Statements	August 31, 2015, all dollars and shares are rounded to thousands (000)

As of August 31, 2015, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
Government Agency Debt	$—	$10,919,655	$—	$10,919,655
Treasury Repurchase Agreements	—	7,292,558	—	7,292,558
Government Agency Repurchase Agreements	—	2,250,000	—	2,250,000
Total Investments	$—	$20,462,213	$—	$20,462,213
Prime Obligations Fund
Certificates of Deposit	$—	$4,413,070	$—	$4,413,070
Asset Backed Commercial Paper	—	1,434,088	—	1,434,088
Treasury Repurchase Agreements	—	1,395,275	—	1,395,275
Financial Company Commercial Paper	—	1,357,188	—	1,357,188
Other Notes	—	1,002,688	—	1,002,688
Government Agency Repurchase Agreements	—	550,000	—	550,000
Other Repurchase Agreements	—	457,000	—	457,000
Other Commercial Paper	—	189,910	—	189,910
Treasury Debt	—	105,177	—	105,177
Government Agency Debt	—	43,499	—	43,499
Variable Rate Demand Notes	—	16,405	—	16,405
Investment Company	113,895	—	—	113,895
Total Investments	$113,895	$10,964,300	$—	$11,078,195
Tax Free Obligations Fund
Municipal Debt	$—	$774,173	$—	$774,173
Investment Company	14,565	—	—	14,565
Total Investments	$14,565	$774,173	$—	$788,738
Treasury Obligations Fund
Treasury Repurchase Agreements	$—	$6,122,167	$—	$6,122,167
Treasury Debt	—	2,374,392	—	2,374,392
Total Investments	$—	$8,496,559	$—	$8,496,559
U.S. Treasury Money Market Fund
Treasury Debt	$—	$1,205,294	$—	$1,205,294
Total Investments	$—	$1,205,294	$—	$1,205,294

Refer to each fund’s Schedule of Investments for further security classification.

During the fiscal year ended August 31, 2015, there were no transfers between fair value levels and the portfolio did not hold any securities deemed to be Level 3 during the fiscal year ended.

ILLIQUID OR RESTRICTED SECURITIES - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A

48	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

At August 31, 2015, the funds did not hold any restricted securities other than the Rule 144A securities disclosed in the Schedules of Investments. As of August 31, 2015, Prime Obligations Fund has investments in illiquid securities with a total value of $345,000 or 3.1% of total net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES - Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of August 31, 2015 the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund. The distributions paid during fiscal years ended August 31, 2015 and August 31, 2014 (adjusted by dividends payable as of August 31, 2015 and August 31, 2014) were as follows:

	August 31, 2015
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$1,109	$ —	$ —	$1,109
Prime Obligations Fund	1,938	—	—	1,938

	August 31, 2014
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$1,139	$ —	$ —	$1,139
Prime Obligations Fund	1,551	—	—	1,551
U.S. Treasury Money Market Fund	1	—	—	1

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	49

Notes to Financial Statements	August 31, 2015, all dollars and shares are rounded to thousands (000)

The funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended August 31, 2015.

As of August 31, 2015 the components of accumulated earnings (deficit) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$ 78	$ —	$ —	$ (193)	$ —	$ (115)
Prime Obligations Fund	275	—	—	—	—	275
Treasury Obligations Fund	8	—	20	—	—	28
U.S. Treasury Money Market Fund	—	—	—	(6)	—	(6)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2015.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2015, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year
Fund	2016	2017	2018	2019	2020	Indefinite	Total
Government Obligations Fund	$ —	$ —	$ —	$ (193)	$ —	$ —	$ (193)
Treasury Obligations Fund	—	—	—	—	—	(5)	(5)

During the fiscal year ended August 31, 2015, Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund utilized $7, $30, and $301, respectively, of capital loss carryforwards.

U.S. Treasury Money Market Fund incurred a loss of $1 for tax purposes, for the period from November 1, 2014 to August 31, 2015. As permitted by tax regulations, the fund intends to elect to defer and treat this loss as arising in the fiscal year ending August 31, 2016.

REPURCHASE AGREEMENTS - Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including

50	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the funds may enter into repurchase agreements (and other short-term investments) on a joint basis.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the Statements of Assets and Liabilities.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount[1]
Repurchase Agreements
Government Obligations Fund	$9,542,558	$ —	$9,542,558	$ —	$(9,542,558)	$ —
Prime Obligations Fund	2,402,275	—	2,402,275	—	(2,402,275)	—
Treasury Obligations Fund	6,122,167	—	6,122,167	—	(6,122,167)	—
	$18,067,000	$ —	$18,067,000	$ —	$(18,067,000)	$ —
[1]	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

SECURITIES LENDING - In order to generate additional income, each of the funds, other than U.S. Treasury Money Market Fund, may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. Only Government Obligations Fund, Prime Obligations Fund, and Treasury Obligations Fund may do so as a principal investment strategy.

Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act. As of August 31, 2015, the funds had no securities on loan. The funds did not participate in securities lending during the year.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with, conditions contained in an exemptive order issued by the SEC. As the securities lending agent, U.S. Bank receives fees of up to 20% of each fund’s net income from securities lending transactions and pays half of such fees to U.S. Bancorp Asset Management, Inc. (“USBAM”) for certain securities lending services provided by USBAM. For the fiscal year ended August 31, 2015, no fees were paid to U.S. Bank for serving as the securities lending agent.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	51

Notes to Financial Statements	August 31, 2015, all dollars and shares are rounded to thousands (000)

EXPENSES - Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.

INTERFUND LENDING PROGRAM - Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2015.

DEFERRED COMPENSATION PLAN - Prior to January 1, 2011, non-interested directors of the First American Family of Funds were able to defer receipt of part or all of their annual compensation under a Deferred Compensation Plan (the “Plan”). Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. The Plan was terminated effective December 31, 2010. All amounts held in the Plan are 100% vested and outstanding account balances under the Plan are obligations of the funds into which amounts were deferred. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 > Fees and Expenses

INVESTMENT ADVISORY FEES - Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other fund, the advisor voluntarily agreed to waive or reimburse certain fees and expenses and the board of directors approved the suspension or reduction of 12b-1 fee payments, as needed, in order to maintain a zero or positive yield for each share class of each fund. Effective February 1, 2011 for Class Z shares of Government Obligations Fund and June 1, 2011 for Class Z shares of Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, the advisor contractually agreed to waive fees and reimburse other fund expenses so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These contractual waivers and reimbursements will remain in effect through October 31, 2016, and may not be terminated prior to such time without the approval of the funds’ board of directors. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor. In order to maintain a minimum yield, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM waived or reimbursed investment advisory fees of $1,499, $760,

52	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

$2,268, and $1,044 for Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2015.

ADMINISTRATION FEES - USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. USBAM is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM voluntarily waived or reimbursed administration fees of $23,845, $7,637, $1,044, $11,139, and $1,409 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2015.

TRANSFER AGENT FEES - USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES - U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the fiscal year ended August 31, 2015, custodian fees were neither increased as a result of overdrafts nor decreased as a result of interest earned.

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Notes to Financial Statements	August 31, 2015, all dollars and shares are rounded to thousands (000)

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES - Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $5,166, $4,822, $345, $3,691, and $408 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2015.

Under the distribution agreement, no amounts were retained by affiliates of USBAM for the fiscal year ended August 31, 2015.

SHAREHOLDER SERVICING (NON-12B-1) FEES - FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. In order to maintain minimum yields for each fund, or, in the case of Class Z shares, to keep total annual fund operating expenses from exceeding 0.20%, USBAM voluntarily waived or reimbursed shareholder servicing fees of $24,583, $16,914, $1,568, $11,786, and $1,811 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2015.

Under this shareholder servicing plan and agreement, no amounts were paid to USBAM for the fiscal year ended August 31, 2015.

EXPENSE REIMBURSEMENT - In addition to fee waivers, USBAM voluntarily reimbursed expenses of $59 and $50 for Tax Free Obligations Fund and U.S. Treasury Money Market Fund, respectively, in order to maintain minimum yields for each share class.

OTHER EXPENSES - In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses.

54	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

4 > Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in municipal securities. At August 31, 2015, the percentage of portfolio investments by each category was as follows:

Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	67.5%
Daily Variable Rate Notes & Bonds	12.7
Other Municipal Notes & Bonds	12.4
Commercial Paper & Put Bonds	7.4
100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At August 31, 2015, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free Obligations Fund
Revenue Bonds	88.5%
General Obligations	11.5
100.0%

5 > Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6 > Accounting Pronouncements

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures will have on the funds’ financial statement disclosures.

7 > Regulatory Changes

On July 23, 2014, the SEC voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments, except for certain disclosure enhancements, will not take effect until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to use the amortized cost method of valuation and penny

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	55

Notes to Financial Statements	August 31, 2015, all dollars and shares are rounded to thousands (000)

rounding in an effort to maintain a stable share price. On March 30, 2015, the Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund announced that they currently have no intention to rely on the ability to impose redemption gates and liquidity fees, which beginning October 14, 2016 will be elective provisions for government money market funds under the SEC’s money market fund reforms. The funds’ management will continue to evaluate the impact of the regulatory changes on the funds.

8 > Subsequent Event

Effective October 30, 2015, the advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2016, so that annual fund operating expenses, after waivers, do not exceed the following amounts:

Share Class
Fund	A	D	I	Y	Z	Institutional Investor	Reserve
Government Obligations Fund	0.75%	0.60%	N/A	0.45%	0.20%	0.30%	N/A
Prime Obligations Fund	0.75%	0.60%	0.40%	0.45%	0.20%	0.30%	N/A
Tax Free Obligations Fund	0.75%	0.60%	N/A	0.45%	0.20%	0.30%	N/A
Treasury Obligations Fund	0.75%	0.60%	N/A	0.45%	0.20%	0.30%	0.94%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	0.45%	0.20%	0.30%	N/A

These fee waivers and expense reimbursements may be terminated at any time after October 31, 2016, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the funds’ board of directors.

56	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

Notice to Shareholders	August 31, 2015 (unaudited)

TAX INFORMATION

The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2016 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2015, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis)[1]
Government Obligations Fund	—%	100.00%	—%	100.00%
Prime Obligations Fund	—	100.00	—	100.00
Tax Free Obligations Fund	—	—	—	—
Treasury Obligations Fund	—	—	—	—
U.S. Treasury Money Market Fund	—	—	—	—
[1]	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.00%
Prime Obligations Fund	100.00
Tax Free Obligations Fund	—
Treasury Obligations Fund	—
U.S. Treasury Money Market Fund	—

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund	—%
Prime Obligations Fund	—
Tax Free Obligations Fund	—
Treasury Obligations Fund	—
U.S. Treasury Money Market Fund	—

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmerican-Funds.com and on the SEC’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.3863.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	57

Notice to Shareholders	August 31, 2015 (unaudited)

Approval of the Funds’ Investment Advisory Agreement

The board of directors of the funds, which is comprised entirely of independent directors, oversees the management of each fund and, as required by law, determines annually whether to renew the funds’ investment advisory agreement with USBAM.

At a meeting on June 30, 2015, the board considered information relating to the funds’ investment advisory agreement with USBAM (the “Agreement”). In advance of the meeting, the board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The board approved the Agreement through June 30, 2016.

Although the Agreement relates to all of the funds, the board separately considered and approved the Agreement with respect to each fund. In considering the Agreement, the board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to each fund, (2) the investment performance of each fund, (3) the comparative expense information, including an analysis of USBAM’s cost of providing services and the profitability of USBAM related to the funds, (4) whether economies of scale may be realized as the funds grow and whether fee levels are adjusted to enable fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the funds. In its deliberations, the board did not identify any single factor which alone was responsible for the board’s decision to approve the Agreement with respect to any fund.

Before approving the Agreement, the independent directors met in executive session with their independent counsel on numerous occasions to consider the materials provided by USBAM and the terms of the Agreement. Based on its evaluation of those materials, the board concluded that the Agreement is fair and in the best interests of the shareholders of each fund. In reaching its conclusion, the board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The board examined the nature, quality and extent of the services provided by USBAM to each fund. The board reviewed USBAM’s key personnel who provide investment management services to each fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each fund within the framework of that fund’s investment policies and restrictions, subject to review by the board. The board further considered that USBAM’s duties with respect to each fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the funds’ investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the funds, including the funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the board considered USBAM’s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisers in the fund industry. The board also considered compliance reports about USBAM from the funds’ Chief Compliance Officer.

Based on the foregoing, the board concluded that each fund is likely to benefit from the nature, quality and extent of the services provided by USBAM under the Agreement.

58	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

Investment Performance of the Funds

The board considered the performance of each fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three- and five-year periods ended February 28, 2015.

Government Obligations Fund. The board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The board noted that the fund’s performance was equal to its performance universe median for the one-, three- and five-year periods on a net-of-expenses basis. The board considered that on a gross-of-expenses basis, the fund’s performance was equal to its performance universe median for the one-year period and that it outperformed its performance universe median for the three- and five-year periods. In light of the fund’s competitive performance, the board concluded that it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

Prime Obligations Fund. The board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The board noted that the fund’s performance was equal to its performance universe median over the three- and five-year periods on a net-of-expenses basis and that it outperformed its performance universe median by one basis point over the one-year period on a net-of-expenses basis. The board considered that the fund’s performance was equal to its performance universe median over the five-year period, though it underperformed its performance universe median over the one- and three-year periods by one basis point on a gross-of-expenses basis. In light of the fund’s competitive performance, the board concluded that it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

Treasury Obligations Fund. The board considered that due to the low interest rate environment prevailing during the period, the range of returns among all funds within the performance universe was generally very narrow. The board considered that the fund outperformed its performance universe median by one basis point for the one-, three- and five-year periods on a gross-of-expenses basis. The board also considered that the fund’s performance was equal to its performance universe median for the one-year period on a net-of-expenses basis, although it underperformed its performance universe median by one basis point over the three- and five-year periods on a net-of-expenses basis. In light of the fund’s competitive performance, the board concluded that it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

Tax Free Obligations Fund. The board considered that, on both a gross-of-expenses basis and a net-of-expenses basis, the fund underperformed the performance universe median for all periods, although the fund underperformed by one basis point for the one-, three- and five-year periods on a net-of-expenses basis. The board considered USBAM’s assertion that the fund’s underperformance is attributable to the fund’s high quality compared to its peers and the entirely tax-free nature of its income. The board also considered that the fund has historically been more conservatively positioned with a more limited approved list relative to its peers. The board noted that the fund is rated AAA by S&P, which is the case with very few of its peers. The board also noted that, as a result, the fund is prohibited from buying unrated securities, which further limits the

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	59

Notice to Shareholders	August 31, 2015 (unaudited)

universe of potential investments as compared to the fund’s peers. In addition, the board considered USBAM’s assertion that, although the fund is allowed to invest up to 20% of its assets in taxable securities, including securities subject to the alternative minimum tax, the fund does not invest in these securities, which is not the case for all funds in the performance universe. In light of the fund’s AAA rating, the entirely tax-free nature of its investments and its competitive performance compared to the performance universe for the one-, three- and five-year periods on a net-of-expenses basis, the board concluded that it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

U.S. Treasury Money Market Fund. The board considered that the fund underperformed its performance universe median for the one-, three- and five-year time periods on a gross-of-expenses basis. The board considered that, on a net-of-expenses basis, the fund’s performance was equal to its performance universe median for the one-year period and it underperformed its performance universe median for the three- and five-year periods by only one basis point. The board considered USBAM’s assertion that, unlike many funds in its performance universe, the fund may not invest in repurchase agreements, which have a positive impact on the performance of the other funds in the performance universe. In light of the fund’s competitive performance on a net-of-expenses basis as compared to its performance universe, and taking into account its investment mandate prohibiting investments in repurchase agreements, the board concluded that it would be in the interest of the fund and its shareholders for the board to renew the Agreement.

Costs of Services and Profits Realized by USBAM

The board reviewed USBAM’s costs in serving as the funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the funds. The board considered the profitability of USBAM and its affiliates resulting from their relationship with each fund. The board compared fee and expense information for each fund to fee and expense information for comparable funds managed by other advisers. The board reviewed advisory fees for private accounts managed by USBAM.

Using information provided by an independent data service, the board also evaluated each fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the board evaluated each fund’s total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of fund fees and expenses, the board considered USBAM’s pricing philosophy, whereby USBAM attempts generally to maintain each fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. The board noted that USBAM has agreed to voluntarily waive fees and reimburse expenses as needed to prevent each fund’s yield on any share class from falling below 0.00%.

The board noted that the information provided by an independent data service reflected that the advisory fee after waivers of each fund (except for U.S. Treasury Money Market Fund) is higher than its expense group median. It noted that the U.S. Treasury Money Market Fund’s advisory fee after waivers is equal to its expense group median. The board took into account that the contractual advisory fee of each fund (except for Prime Obligations Fund) is lower than its expense group median, and that Prime Obligations Fund’s contractual advisory fee is equal to its expense group median. The board also noted that the net total expense ratio of Prime Obligations Fund, U.S. Treasury Money Market Fund and Tax Free Obligations Fund is lower than its peer group median and the

60	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

net total expense ratio for Government Obligations Fund and Treasury Obligations Fund is slightly higher than its peer group median. The board concluded that the funds’ advisory fees and total expense ratios are reasonable in light of the services provided.

Economies of Scale in Providing Investment Advisory Services

The board considered the extent to which each fund’s investment advisory fee reflects economies of scale for the benefit of fund shareholders. Based on information provided by USBAM, the board noted that profitability will likely increase as assets grow over time. The board considered that, although the funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to prevent each fund’s yield on any share class from falling below 0.00% and to keep each fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The board considered information presented by USBAM to support its assertion that the median total expense ratio of a fund’s peer group likely reflects the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. In light of USBAM’s commitment to keep total fund expenses competitive, the board concluded that it would be reasonable and in the best interest of each fund and its shareholders to renew the Agreement.

Other Benefits to USBAM

In evaluating the benefits that accrue to USBAM through its relationship with the funds, the board noted that USBAM and certain of its affiliates serve the funds in various capacities, including as investment adviser, distributor, administrator, transfer agent, custodian and, for certain of the funds, securities lending agent, and receive compensation from the funds in connection with providing services to the funds. The board considered that each service provided to the funds by USBAM or one of its affiliates is pursuant to a written agreement, which the board evaluates periodically as required by law.

After full consideration of these factors, the board concluded that approval of each Agreement was in the best interest of the respective fund and its shareholders.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	61

Notice to Shareholders August 31, 2015 (unaudited)

Directors and Officers of the Funds

Independent Directors

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†
Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 1997	Advisor/Consultant, Future Freight™, a logistics/supply chain company; former Director, Charterhouse Group, Inc., a private equity firm; non-profit board member	First American Funds Complex: 2 registered investment companies, including 6 portfolios	Trustee, Diversified Real Asset Income Fund (investment company)
Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Chair; Director	Chair term three years; Director term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF’s Board since January 2011; Director of FAF since November 1993	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Chief Executive Officer, Blue Earth Internet, a web site development company; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; Member, investment advisory committee, Sisters of the Good Shepherd	First American Funds Complex: 2 registered investment companies, including 6 portfolios	Trustee, Diversified Real Asset Income Fund (investment company)

62	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

Independent Directors (cont.)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director†
Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since August 2001	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; former Director, Cliffs Natural Resources, Inc. (a producer of iron ore pellets); non-profit board member since 2005	First American Funds Complex: 2 registered investment companies, including 6 portfolios	Trustee, Diversified Real Asset Income Fund (investment company)
James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company	First American Funds Complex: 2 registered investment companies, including 6 portfolios	Trustee, Diversified Real Asset Income Fund (investment company)

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800.677.3863 or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	63

Notice to Shareholders August 31, 2015 (unaudited)

Officers

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972)*	President	Re-elected by the Board annually; President of FAF since June 2014; Vice President of FAF from January 2011 through June 2014	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc. since June 2014; Chief Operating Officer, U.S. Bancorp Asset Management, Inc. from August 2012 through June 2014; Head of Operations, Technology and Treasury, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012; prior thereto, Managing Director of Investment Operations, U.S. Bancorp Asset Management, Inc.
James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964)*	Vice President	Re-elected by the Board annually; Vice President of FAF since June 2014	Chief Investment Officer, U.S. Bancorp Asset Management, Inc. since August 2012; Head of Investments, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012; prior thereto, Managing Director, U.S. Bancorp Asset Management, Inc.
Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010	Mutual Funds Treasurer and Head of Operations, U.S. Bancorp Asset Management, Inc. since September 2014; Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. from January 2011 through September 2014; prior thereto, Mutual Funds Assistant Treasurer, U.S. Bancorp Asset Management, Inc.
Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2014	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since September 2014; prior thereto, Senior Fund Accountant, U.S. Bancorp Asset Management, Inc.
Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Director of Compliance, U.S. Bancorp Asset Management, Inc.

64	FIRST AMERICAN FUNDS 2015 ANNUAL REPORT

Officers (cont.)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Gayle M. Kasmani U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1948)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since April 2015	Compliance Manager, U.S. Bancorp Asset Management, Inc.
Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	Chief Counsel, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Counsel, U.S. Bancorp Asset Management, Inc.
Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc. since April 2011; prior thereto, Attorney, Steingart, McGrath & Moore, P.A., a Minneapolis-based law firm

*	Messrs. Thole, Palmer, Smith, Ertel and Cloutier and Mses. Stevenson, Mayr, and Kasmani are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF.

FIRST AMERICAN FUNDS 2015 ANNUAL REPORT	65

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Board of Directors	First American Funds, Inc.

Leonard Kedrowski

Chairperson of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Roger Gibson

Director of First American Funds, Inc.
Advisor/Consultant of Future Freight™

Richard Riederer

Director of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

James Wade

Director of First American Funds, Inc. Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds P.O. Box 1330 Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset	U.S. Bank National Association	PUBLIC ACCOUNTING FIRM
Management, Inc.	1555 RiverCenter Drive Suite 302	Ernst & Young LLP
800 Nicollet Mall	Milwaukee, Wisconsin 53212	220 South Sixth Street Suite 1400
Minneapolis, Minnesota 55402		Minneapolis, Minnesota 55402
DISTRIBUTOR
ADMINISTRATOR	Quasar Distributors, LLC	COUNSEL
U.S. Bancorp Asset	615 East Michigan Street	Ropes & Gray LLP
Management, Inc.	Milwaukee, Wisconsin 53202	191 North Wacker Drive
800 Nicollet Mall		Chicago, Illinois 60606
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

0083-15 10/2015 AR MONEY

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Leonard W. Kedrowski and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)	Audit Fees - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $216,850 in the fiscal year ended August 31, 2015 and $173,350 in the fiscal year ended August 31, 2014, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $1,300 in the fiscal year ended August 31, 2015 and $1,300 in the fiscal year ended August 31, 2014, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees - E&Y billed the registrant fees of $21,550 in the fiscal year ended August 31, 2015 and $22,350 in the fiscal year ended August 31, 2014, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees - There were no fees billed by E&Y for other services to the registrant during the fiscal years ended August 31, 2015 and August 31, 2014.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., Quasar Distributors, LLC, U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $731,500 in the fiscal year ended August 31, 2015 and $757,000 in the fiscal year ended August 31, 2014.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: October 30, 2015

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: October 30, 2015